UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 7/31/10

Date of reporting period: 4/30/10

Item 1.	Schedule of Investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.2%)(a)
China (5.1%)
Consumer Discretionary (2.8%)
789,000	China Resources Enterprise Ltd.	2,783,705

Telecommunication Services (2.3%)
5,088,000	China Telecom Corp. Ltd., Class H	2,334,401

		5,118,106

Hong Kong (21.2%)
Consumer Discretionary (4.8%)
386,000	Cheung Kong Holdings Ltd.	4,760,248

Energy (2.9%)
1,663,500	CNOOC Ltd.	2,926,144

Industrials (4.0%)
361,000	Swire Pacific Ltd., Class A	4,034,321

Real Estate Investment Trusts (1.3%)
212,000	Henderson Land Development Co. Ltd.	1,336,253

Transportation (1.9%)
531,000	MTR Corp. Ltd.	1,860,867

Utilities (6.3%)
232,500	CLP Holdings Ltd.	1,628,803
1,905,680	Hong Kong & China Gas Co. Ltd.	4,624,382

		6,253,185

		21,171,018

India (4.6%)
Information Technology (4.6%)
77,493	Infosys Technologies Ltd., ADR	4,640,281

Indonesia (1.1%)
Telecommunication Services (1.1%)
1,245,000	PT Telekomunikasi Indonesia	1,074,924

Malaysia (3.5%)
Financials (1.9%)
435,400	CIMB Group Holdings Berhad	1,928,858

Industrials (1.6%)
930,034	IOI Corp. Berhad	1,579,337

		3,508,195

Papua New Guinea (7.9%)
Metals and Mining (7.9%)
2,227,377	Lihir Gold Ltd.	7,869,519

Philippines (3.9%)
Financials (1.9%)
246,498	Ayala Corp.	1,867,521

Telecommunication Services (2.0%)
13,590	Philippine Long Distance Telephone Co.	761,678
22,800	Philippine Long Distance Telephone Co., ADR	1,282,272

		2,043,950

		3,911,471

Singapore (11.0%)
Consumer Staples (1.6%)
449,000	Fraser & Neave Ltd.	1,595,797

Financials (4.8%)
757,095	Oversea-Chinese Banking Corp. Ltd.	4,809,290

Telecommunication Services (4.6%)

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks(a), continued
Singapore, continued
Telecommunication Services, continued
1,428,000	Singapore Telecommunications Ltd.	3,150,552
828,290	Starhub Ltd.	1,406,213

		4,556,765

		10,961,852

South Korea (18.3%)
Consumer Discretionary (8.1%)
65,282	LG Corp.	4,451,819
8,036	Shinsegae Co. Ltd.	3,684,857

		8,136,676

Financials (2.8%)
15,039	Samsung Fire & Marine Insurance Co. Ltd.	2,780,553

Information Technology (6.1%)
16,428	S1 Corp.	701,689
7,083	Samsung Electronics Co. Ltd.	5,386,209

		6,087,898

Pharmaceuticals (1.3%)
8,984	Yuhan Corp.	1,297,094

		18,302,221

Taiwan (13.4%)
Consumer Staples (3.2%)
487,344	President Chain Store Corp.	1,393,799
1,635,359	Uni-President Enterprises Corp.	1,818,515

		3,212,314

Industrials (0.6%)
503,670	AU Optronics Corp.	580,469

Information Technology (7.9%)
631,473	Delta Electronics, Inc.	2,093,711
329,327	Powertech Technology, Inc.	1,174,998
2,372,495	Taiwan Semiconductor Manufacturing Co. Ltd.	4,644,396

		7,913,105

Telecommunication Services (1.7%)
882,507	Chunghwa Telecom Co. Ltd.	1,732,889

		13,438,777

Thailand (7.2%)
Energy (2.8%)
335,300	PTT Public Co. Ltd.	2,769,103

Financials (3.3%)
1,139,300	Kasikornbank Public Co. Ltd.	3,294,994

Telecommunication Services (1.1%)
470,100	Advanced Info Service Public Co. Ltd.	1,079,645

		7,143,742

Total Common Stocks (Cost $81,175,155)		97,140,106

Rights (0.0%)
Philippines (0.0%)
102,932	Ayala Corp.	—

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Rights, continued
Total Rights (Cost $—)		—

Investment Companies (1.5%)
1,490,031	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	1,490,031

Total Investment Companies (Cost $1,490,031)		1,490,031

Total Investments (Cost $82,665,186) —98.7%		98,630,137
Other assets in excess of liabilities — 1.3%		1,339,772

Net Assets — 100.0%		$99,969,909

(a)	All securities, except those traded on United States exchanges (e.g., ADR’s), were fair valued on April 30, 2010.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2010.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

At April 30, 2010 the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)
Short:
Malaysian Ringgit	5/3/10	(100,379)	(31,262)	(31,531)	(269)
Philippine Peso	5/5/10	(6,219,328)	(138,948)	(139,839)	(891)
Singapore Dollar	5/3/10	(329,099)	(238,997)	(240,218)	(1,221)

Total Short Contracts			(409,207)	(411,588)	(2,381)

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.7%)(a)
Australia (5.2%)
Financials (2.1%)
13,464	Commonwealth Bank of Australia	720,232
13,586	Macquarie Group Ltd.	619,390
35,048	Westpac Banking Corp.	873,091

		2,212,713

Health Care (0.7%)
26,360	CSL Ltd.	787,506

Materials (2.4%)
25,596	BHP Billiton Ltd.	935,495
197,641	BlueScope Steel Ltd. (b)	474,116
16,379	Rio Tinto Ltd.	1,069,978

		2,479,589

		5,479,808

Belgium (0.7%)
Consumer Staples (0.7%)
13,951	Anheuser-Busch Inbev NV	676,704

Brazil (5.3%)
Energy (1.1%)
15,068	Petroleo Brasileiro SA, ADR	639,335
14,123	Petroleo Brasileiro SA, ADR, Preferred Shares	535,827

		1,175,162

Financials (0.8%)
39,708	Itau Unibanco Banco Multiplo SA, ADR	860,869

Industrials (0.6%)
42,263	Gafisa SA, ADR	584,075

Materials (2.0%)
35,133	Vale SA, ADR, Special Preferred	945,429
35,370	Vale SA, Special ADR	1,083,383

		2,028,812

Utilities (0.8%)
52,041	Companhia Energetica de Minas Gerais SA, ADR	840,462

		5,489,380

Canada (5.1%)
Consumer Staples (0.5%)
14,002	Shoppers Drug Mart Corp.	484,107

Energy (2.2%)
31,799	Cameco Corp.	782,573
44,540	Suncor Energy, Inc.	1,521,932

		2,304,505

Financials (2.2%)
19,044	Bank of Nova Scotia	971,047
12,087	IGM Financial, Inc.	501,929
44,855	Manulife Financial Corp.	806,941

		2,279,917

Materials (0.2%)
6,700	Teck Resources Ltd., Class B (b)	262,774

		5,331,303

Shares	Security Description	Value ($)
Common Stocks(a), continued
Chile (0.5%)
Materials (0.5%)
14,707	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	529,452

China (9.3%)
Consumer Discretionary (1.5%)
1,288,000	Denway Motors Ltd.	756,486
8,953	New Oriental Education & Technology Group, Inc., Special ADR (b)	837,732

		1,594,218

Energy (1.2%)
176,000	China Shenhua Energy Co. Ltd.	755,261
450,000	PetroChina Co. Ltd., Class H	518,221

		1,273,482

Financials (3.3%)
686,000	Agile Property Holdings Ltd.	794,813
624,000	China Construction Bank Corp., Class H	506,750
222,450	China Merchants Bank Co. Ltd.	545,345
1,410,000	Industrial and Commercial Bank of China Ltd., Class H	1,027,708
65,500	Ping An Insurance Co. of China Ltd. (Group)	560,754

		3,435,370

Industrials (2.6%)
1,151,000	China Communications Construction Co. Ltd., Class H	1,085,276
1,464,000	China State Construction International Holdings Ltd.	504,779
133,200	Weichai Power Co. Ltd.	1,089,254

		2,679,309

Information Technology (0.7%)
35,100	Tencent Holdings Ltd.	725,896

		9,708,275

Denmark (1.5%)
Health Care (0.7%)
8,094	Novo Nordisk A/S, Class B	666,059

Industrials (0.8%)
14,196	Vestas Wind Systems A/S (b)	866,337

		1,532,396

France (8.7%)
Consumer Discretionary (0.5%)
4,097	PPR	550,570

Consumer Staples (1.2%)
13,090	Carrefour SA	641,514
10,574	Groupe DANONE (c)	622,950

		1,264,464

Energy (1.1%)
21,952	Total SA, ADR	1,193,750

Financials (3.0%)
36,364	AXA	722,554
37,096	AXA, ADR	710,759
24,008	BNP Paribas SA (c)	1,648,822

		3,082,135

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks(a), continued
France, continued
Materials (0.7%)
19,615	ArcelorMittal	763,231

Telecommunication Services (0.8%)
8,321	Iliad SA	831,879

Utilities (1.4%)
17,915	Electricite de France	960,020
12,596	GDF SUEZ	447,904

		1,407,924

		9,093,953

Germany (5.9%)
Consumer Discretionary (1.4%)
24,423	Adidas	1,431,463

Consumer Staples (0.5%)
9,852	Henkel AG & Co. KGaA	528,169

Financials (0.6%)
8,824	Deutsche Boerse AG	677,108

Health Care (0.4%)
6,910	Bayer AG	442,899

Industrials (0.9%)
9,233	Siemens AG	901,445

Information Technology (1.3%)
8,263	Aixtron AG	261,151
23,132	SAP AG, ADR	1,097,614

		1,358,765

Materials (0.8%)
5,821	Wacker Chemie AG	845,573

		6,185,422

Hong Kong (2.2%)
Consumer Discretionary (2.2%)
199,611	Esprit Holdings Ltd.	1,429,906
184,272	Li & Fung Ltd.	888,394

		2,318,300

India (0.9%)
Financials (0.9%)
6,561	HDFC Bank Ltd., ADR	978,376

Israel (0.7%)
Health Care (0.7%)
11,702	Teva Pharmaceutical Industries Ltd., ADR	687,258

Italy (1.3%)
Energy (1.3%)
32,857	ENI SpA	734,244
17,510	Saipem SpA	653,770

		1,388,014

Japan (12.7%)
Consumer Discretionary (2.9%)
4,100	Fast Retailing Co. Ltd.	621,381
101	Jupiter Telecommunications Co. Ltd.	102,249
17,400	Toyota Motor Corp.	672,408
21,070	Yamada Denki Co. Ltd.	1,647,806

		3,043,844

Shares	Security Description	Value ($)
Common Stocks(a), continued
Japan, continued
Financials (2.5%)
105,000	Bank of Yokohama Ltd. (The)	546,025
93,100	Nomura Holdings, Inc. (c)	643,621
234	Sony Financial Holdings, Inc.	844,038
92,000	Sumitomo Trust & Banking Co. Ltd. (The)	556,463

		2,590,147

Industrials (3.4%)
8,000	FANUC Ltd.	944,838
40,700	MITSUI & Co. Ltd.	611,782
34,000	NGK Insulators Ltd.	670,178
59,300	Sumitomo Corp.	714,199
29,300	THK Co. Ltd.	643,418

		3,584,415

Information Technology (2.4%)
34,650	Canon, Inc.	1,585,258
2,800	Nintendo Co. Ltd.	940,747

		2,526,005

Materials (1.5%)
26,800	Shin-Etsu Chemical Co. Ltd.	1,545,148

		13,289,559

Luxembourg (0.9%)
Telecommunication Services (0.9%)
11,095	Millicom International Cellular SA	979,467

Mexico (1.3%)
Consumer Staples (0.6%)
27,038	Wal-Mart de Mexico SA de CV, ADR	627,636

Telecommunication Services (0.7%)
14,974	America Movil SAB de CV, ADR, Series L	770,861

		1,398,497

Norway (0.6%)
Energy (0.6%)
30,466	Subsea 7, Inc. (b)	596,101

Portugal (0.5%)
Telecommunication Services (0.5%)
46,923	Portugal Telecom, SGPS, SA, Registered Shares (b)	477,490

Russia (2.5%)
Energy (1.7%)
9,582	LUKOIL, ADR	550,007
55,139	OAO Gazprom, ADR	1,280,327

		1,830,334

Materials (0.8%)
42,072	JSC MMC Norilsk Nickel, ADR (b)	807,783

		2,638,117

Singapore (0.7%)
Financials (0.7%)
65,000	DBS Group Holdings Ltd.	715,871

South Africa (0.5%)
Telecommunication Services (0.5%)
36,257	MTN Group Ltd.	534,102

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks(a), continued
South Korea (2.7%)
Financials (0.7%)
14,376	KB Financial Group, Inc.	700,547

Information Technology (2.0%)
2,737	Samsung Electronics Co. Ltd.	2,081,329

		2,781,876

Spain (2.1%)
Consumer Discretionary (0.5%)
8,037	Industria de Diseno Textil SA	497,376

Financials (1.1%)
90,465	Banco Santander Central Hispano SA	1,150,157

Telecommunication Services (0.5%)
24,243	Telefonica SA	548,681

		2,196,214

Sweden (2.0%)
Industrials (1.4%)
44,633	Atlas Copco AB, A Shares	718,109
53,711	Sandvik AB	770,078

		1,488,187

Telecommunication Services (0.6%)
51,806	Telefonaktiebolaget LM Ericsson, B Shares	598,059

		2,086,246

Switzerland (8.1%)
Consumer Staples (1.5%)
32,178	Nestle SA	1,575,011

Financials (1.1%)
25,738	Credit Suisse Group	1,181,701

Health Care (3.1%)
6,821	Lonza Group AG, Registered Shares	532,459
21,296	Novartis AG	1,086,125
10,091	Roche Holding AG, Genusschien	1,593,778

		3,212,362

Industrials (1.3%)
73,078	ABB Ltd.	1,402,202

Information Technology (0.6%)
40,383	Logitech International SA, Registered Shares (b)	661,474

Materials (0.5%)
1,864	Syngenta AG	472,435

		8,505,185

Taiwan (0.7%)
Information Technology (0.7%)
359,553	Taiwan Semiconductor Manufacturing Co. Ltd.	703,861

United Kingdom (15.1%)
Consumer Discretionary (1.3%)
80,759	British Sky Broadcasting Group PLC	755,818
1,185,772	DSG International PLC (b)	596,510

		1,352,328

Consumer Staples (1.2%)
183,598	Tesco PLC	1,217,552

Energy (0.6%)

Shares	Security Description	Value ($)
Common Stocks(a), continued
United Kingdom, continued
Energy, continued
36,689	BG Group PLC	620,039

Financials (5.8%)
166,314	Barclays PLC	854,184
60,571	HSBC Holdings PLC	618,557
225,351	ICAP PLC	1,299,934
209,077	Man Group PLC	771,728
94,977	Prudential Corp. PLC	833,704
63,814	Standard Chartered PLC	1,701,927

		6,080,034

Health Care (0.6%)
60,141	Smith & Nephew PLC	623,415

Information Technology (2.2%)
258,903	ARM Holdings PLC	998,429
49,317	Autonomy Corp. PLC (b)	1,352,606

		2,351,035

Materials (2.8%)
28,258	BHP Billiton Ltd. PLC	862,587
48,747	Eurasian Natural Resources Corp.	903,629
31,556	Vedanta Resources PLC	1,206,070

		2,972,286

Telecommunication Services (0.6%)
27,061	Vodafone Group PLC, ADR	600,754

		15,817,443

Total Common Stocks (Cost $97,173,400)		102,118,670

Exchange Traded Funds (0.6%)
United States (0.6%)
9,310	iShares MSCI EAFE Index Fund	506,743
1,508	iShares MSCI Emerging Markets Index Fund	63,412
2,104	Vanguard Emerging Markets ETF	88,494

Total Exchange Traded Funds (Cost $684,196)		658,649

Investment Companies (0.9%)
950,215	Victory Federal Money Market Fund, Investor Shares, 0.01% (d)	950,215

Total Investment Companies (Cost $950,215)		950,215

Total Investments (Cost $98,807,811) —99.2%		103,727,534
Other assets in excess of liabilities — 0.8%		785,997

Net Assets — 100.0%		$104,513,531

(a)	All securities, except those traded on United States exchanges (e.g., ADR’s), were fair valued on April 30, 2010.
(b)	Non-income producing security.
(c)	All or a portion of this security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and has been deemed liquid based on procedures approved by the Board. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2010, these securities represent 0.3% of net assets.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2010.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

At April 30, 2010 the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)
Short:
Japanese Yen	5/6/10	(3,138,623)	(33,548)	(33,420)	128
	5/7/10	(10,959,215)	(116,409)	(116,694)	(285)
	5/10/10	(7,956,864)	(84,542)	(84,728)	(186)

Total Short Contracts			(234,499)	(234,842)	(343)

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.4%)
Commercial Services (1.4%)
23,700	APAC Customer Services, Inc. (a)	136,275
7,700	Core-Mark Holding Co., Inc. (a)	235,004
28,100	Macquarie Infrastructure Co., LLC (a)	456,625
11,600	Matrix Service Co. (a)	123,308
5,000	Providence Service Corp. (a)	83,050
8,622	Towers Watson & Co., Class A	413,856
7,750	WESCO International, Inc. (a)	314,805

		1,762,923

Consumer Discretionary (18.4%)
4,400	AAON, Inc.	106,216
2,400	AEP Industries, Inc. (a)	66,312
12,450	Aeropostale, Inc. (a)	361,548
19,200	American Greetings Corp., Class A	471,552
15,300	Amerigon, Inc. (a)	150,093
18,700	Avis Budget Group, Inc. (a)	282,744
6,500	Bally Technologies, Inc. (a)	299,780
6,200	Big Lots, Inc. (a)	236,840
1,000	Bio-Rad Laboratories, Inc., Class A (a)	111,690
5,400	Bon-Ton Stores, Inc. (The) (a)	92,448
28,800	Brown Shoe Co., Inc.	541,440
22,100	Cabela’s, Inc. (a)	401,336
9,900	Carter’s, Inc. (a)	318,978
22,176	Cato Corp. (The)	526,680
9,200	Central Garden & Pet Co., Class A (a)	95,036
6,850	Central Garden & Pet Co. (a)	76,926
14,300	Consolidated Graphics, Inc. (a)	599,313
46,800	Cooper Tire & Rubber Co.	993,096
12,350	Corinthian Colleges, Inc. (a)	192,907
9,900	Cracker Barrel Old Country Store, Inc.	488,763
6,300	Deckers Outdoor Corp. (a)	885,654
20,200	Dillard’s, Inc., Class A	567,216
14,400	Dollar Thrifty Automotive Group, Inc. (a)	633,456
12,200	Domtar Corp. (a)	864,248
27,950	DSW, Inc. (a)	844,090
11,800	E.W. Scripps Co. (The), Class A (a)	129,092
12,950	Fresh Del Monte Produce, Inc. (a)	270,266
4,900	Gymboree Corp. (The) (a)	240,737
7,250	Helen of Troy Ltd. (a)	195,822
7,900	Iconix Brand Group, Inc. (a)	136,354
2,327	ITT Educational Services, Inc. (a)	235,330
3,900	J. Crew Group, Inc. (a)	181,233
10,300	JAKKS Pacific, Inc. (a)	157,487
19,850	Jo-Ann Stores, Inc. (a)	875,782
5,100	Jos. A. Bank Clothiers, Inc. (a)	310,386
53,100	KapStone Paper & Packaging Corp. (a)	684,990
27,950	La-Z-Boy, Inc. (a)	364,468
19,700	Lithia Motors, Inc., Class A (a)	157,206
19,800	LodgeNet Interactive Corp. (a)	130,680
1,200	Netflix, Inc. (a)	118,524
3,950	O’Charley’s, Inc. (a)	37,723
7,500	P.F. Chang’s China Bistro, Inc. (a)	327,300
17,400	Perry Ellis International, Inc. (a)	419,862
70,400	Pier 1 Imports, Inc. (a)	582,912
18,300	Prestige Brands Holdings, Inc. (a)	178,242
19,717	Rent-A-Center, Inc. (a)	509,093

Shares	Security Description	Value ($)
Common Stocks, continued
Consumer Discretionary, continued
12,300	Saks, Inc. (a)	119,925
22,550	Scholastic Corp.	609,075
71,000	Select Comfort Corp. (a)	803,720
8,600	Silgan Holdings, Inc.	518,838
13,800	Skechers USA, Inc., Class A (a)	529,230
7,000	Spartan Motors, Inc.	43,190
7,250	Standard Motors Products, Inc.	77,285
8,700	Sturm, Ruger & Co., Inc.	145,203
12,650	TeleTech Holdings, Inc. (a)	209,357
29,200	Temple-Inland, Inc.	680,944
27,500	Tenneco, Inc. (a)	708,675
15,950	True Religion Apparel, Inc. (a)	498,437
3,900	WABCO Holdings, Inc. (a)	129,441
11,500	Warnaco Group, Inc. (The) (a)	550,160
15,100	Winn-Dixie Stores, Inc. (a)	190,411
8,850	World Wrestling Entertainment, Inc., Class A	161,513
7,200	Zumiez, Inc. (a)	133,632

		22,560,887

Consumer Staples (6.7%)
8,650	American Italian Pasta Co., Class A (a)	339,340
8,645	Andersons, Inc. (The)	312,430
1,660	Biglari Holdings, Inc. (a)	649,475
3,500	Cal-Maine Foods, Inc.	116,830
9,600	Cheesecake Factory, Inc. (The) (a)	260,832
12,100	Children’s Place Retail Stores, Inc. (The) (a)	554,422
14,821	Chiquita Brands International, Inc. (a)	222,908
7,300	Citi Trends, Inc. (a)	244,842
7,898	Comfort Systems USA, Inc.	111,204
31,900	Darling International, Inc. (a)	302,731
47,000	Del Monte Foods Co.	702,180
20,450	Ennis, Inc.	378,120
23,800	Finish Line, Inc. (The), Class A	383,418
15,300	Hibbett Sports, Inc. (a)	420,750
22,200	Jones Apparel Group, Inc.	483,072
20,100	Liz Claiborne, Inc. (a)	175,674
35,600	New York Times Co. (The), Class A (a)	353,152
16,200	Nu Skin Enterprises, Inc., Class A	486,972
22,100	P.H. Glatfelter Co.	324,649
1,700	Panera Bread Co., Class A (a)	132,498
5,800	Sanderson Farms, Inc.	328,686
2,600	Spartan Stores, Inc.	39,234
9,700	Stage Stores, Inc.	147,925
9,700	Stein Mart, Inc. (a)	91,956
6,600	Tupperware Brands Corp.	337,062
33,078	Wet Seal, Inc. (The), Class A (a)	156,459
12,500	Zhongpin, Inc. (a)	158,500

		8,215,321

Energy (1.7%)
26,400	GT Solar International, Inc. (a)	153,912
11,400	Gulfport Energy Corp. (a)	142,500
24,800	Rosetta Resources, Inc. (a)	617,520
9,036	Southwest Gas Corp.	281,020
3,218	St. Mary Land & Exploration Co.	129,492
47,050	Stone Energy Corp. (a)	766,915

		2,091,359

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Financials (12.3%)
12,950	Advance America Cash Advance Centers, Inc.	74,074
6,062	Allied World Assurance Co. Holdings Ltd.	264,121
16,247	American Equity Investment Life Holding Co.	170,918
9,406	Amerisafe, Inc. (a)	160,843
5,322	AmTrust Financial Services, Inc.	72,539
7,100	Argo Group International Holdings Ltd.	234,229
5,400	Aspen Insurance Holdings Ltd.	145,692
1,100	BancFirst Corp.	48,554
36,500	Boston Private Financial Holdings, Inc.	289,445
13,600	Brookline Bancorp, Inc.	149,464
3,800	Calamos Asset Management, Inc.	47,310
9,650	Cash America International, Inc.	357,629
11,500	Columbia Banking System, Inc.	258,520
7,883	Community Bank System, Inc.	194,474
2,450	Community Trust Bancorp, Inc.	73,549
11,700	Compass Diversified Holdings	169,884
18,831	CVB Financial Corp.	207,329
8,700	Danvers Bancorp, Inc.	142,245
15,400	Delphi Financial Group, Inc.	423,500
49,629	Deluxe Corp.	1,040,720
6,910	Dime Community Bancshares	88,103
34,100	East West Bancorp, Inc.	668,019
5,200	Encore Capital Group, Inc. (a)	119,652
6,900	EZCORP, Inc., Class A (a)	142,899
26,100	F.N.B. Corp.	243,252
7,650	Fifth Street Finance Corp.	97,538
3,500	First Financial Bankshares, Inc.	187,180
9,400	Flagstone Reinsurance Holdings Ltd.	104,810
12,700	Flushing Financial Corp.	172,847
2,449	FPIC Insurance Group, Inc. (a)	66,662
42,600	Fulton Financial Corp.	447,300
43,400	GFI Group, Inc.	299,460
9,200	Hercules Technology Growth Capital, Inc.	99,728
8,850	Horace Mann Educators Corp.	152,308
21,300	International Bancshares Corp.	514,821
8,150	Investment Technology Group, Inc. (a)	141,565
24,500	Investors Bancorp, Inc. (a)	340,795
19,968	Knight Capital Group, Inc. (a)	310,502
4,700	Meadowbrook Insurance Group, Inc.	37,130
13,500	Montpelier Re Holdings Ltd.	224,100
11,150	National Financial Partners Corp. (a)	171,598
10,900	Nelnet, Inc., Class A	217,564
11,660	Ocwen Financial Corp. (a)	134,673
15,600	optionsXpress Holdings, Inc. (a)	276,900
18,100	PHH Corp. (a)	410,689
6,500	Piper Jaffray Cos. (a)	255,840
11,860	Platinum Underwriters Holdings Ltd.	441,311
19,400	Prospect Capital Corp.	225,622
5,000	Prosperity Bancshares, Inc.	196,100
10,400	Protective Life Corp.	250,328
2,850	Republic Bancorp, Inc., Class A	68,828
13,630	Signature Bank (a)	550,379
3,675	Southside Bancshares, Inc.	79,307
4,600	Stifel Financial Corp. (a)	263,718

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
10,800	Susquehanna Bancshares, Inc.	117,720
10,353	SVB Financial Group (a)	509,678
8,379	SWS Group, Inc.	92,756
8,150	Tower Group, Inc.	187,939
18,050	TradeStation Group, Inc. (a)	150,898
10,800	TrustCo Bank Corp. NY	71,820
6,955	UMB Financial Corp.	292,945
4,500	Unitrin, Inc.	131,625
13,432	Western Alliance Bancorp (a)	116,858
4,400	Wilshire Bancorp, Inc.	47,784
10,800	Wintrust Financial Corp.	402,840
12,422	World Acceptance Corp. (a)	438,248

		15,087,678

Health Care (13.9%)
29,300	Alkermes, Inc. (a)	383,830
9,150	Amedisys, Inc. (a)	526,857
14,000	American Medical Systems Holdings, Inc. (a)	250,880
4,500	AmSurg Corp. (a)	93,240
27,200	AngioDynamics, Inc. (a)	435,200
52,515	Arena Pharmaceuticals, Inc. (a)	170,674
1,800	Beckman Coulter, Inc.	112,320
11,800	Bruker Corp. (a)	180,422
27,000	Cadence Pharmaceuticals, Inc. (a)	264,600
20,943	Celera Corp. (a)	156,444
19,300	Celldex Therapeutics, Inc. (a)	157,681
16,000	Cepheid (a)	319,840
9,300	CorVel Corp. (a)	309,690
27,600	Cubist Pharmaceuticals, Inc. (a)	618,792
17,600	Cyberonics, Inc. (a)	343,728
8,500	Cypress Bioscience, Inc. (a)	42,840
40,730	Cytokinetics, Inc. (a)	131,151
22,700	Dexcom, Inc. (a)	248,565
6,800	Emergency Medical Services Corp., Class A (a)	359,584
14,900	Gentiva Health Services, Inc. (a)	427,332
7,000	Hanger Orthopedic Group, Inc. (a)	130,480
32,150	HealthSouth Corp. (a)	657,789
65,388	Healthspring, Inc. (a)	1,150,829
13,500	Hi-Tech Pharmacal Co., Inc. (a)	328,455
15,600	Hill-Rom Holdings, Inc.	494,676
6,000	Human Genome Sciences, Inc. (a)	166,140
22,200	Inspire Pharmaceuticals, Inc. (a)	152,070
11,238	Invacare Corp.	297,020
13,150	Kindred Healthcard, Inc. (a)	234,596
2,800	LHC Group, Inc. (a)	95,480
5,700	Magellan Health Services, Inc. (a)	240,597
7,900	Masimo Corp.	184,939
23,000	Medicines Co. (The) (a)	168,820
11,100	Onyx Pharmaceuticals, Inc. (a)	320,457
8,300	Orthofix International N.V. (a)	283,777
9,800	Owens & Minor, Inc.	308,210
32,900	Par Pharmaceutical Cos., Inc. (a)	892,906
7,274	PAREXEL International Corp. (a)	171,521
13,750	PDL BioPharma, Inc.	80,025
7,900	Pharmasset, Inc. (a)	255,960
23,500	PharMerica Corp. (a)	453,550
18,062	Regeneron Pharmaceuticals, Inc. (a)	461,123
17,189	Rigel Pharmaceuticals, Inc. (a)	133,559
16,800	Salix Pharmaceuticals Ltd. (a)	675,360
35,000	Seattle Genetics, Inc. (a)	441,000

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
5,300	Skilled Healthcare Group, Inc., Class A (a)	35,457
60,506	Symmetry Medical, Inc. (a)	699,449
5,300	Triple-S Management Corp., Class B (a)	96,460
7,356	U.S. Physical Therapy, Inc. (a)	129,024
18,000	Valeant Pharmaceuticals International (a)	810,000
19,000	Vanda Pharmaceuticals, Inc. (a)	159,030
5,600	Volcano Corp. (a)	134,512
3,600	Watson Pharmaceuticals, Inc. (a)	154,152
7,400	WellCare Health Plans, Inc. (a)	211,862
11,100	Zoll Medical Corp. (a)	339,105

		17,082,060

Industrials (9.2%)
5,201	A.O. Smith Corp.	268,528
6,055	Acuity Brands, Inc.	273,746
3,900	Ameron International Corp.	270,621
2,981	AZZ, Inc.	121,088
51,300	Boise, Inc. (a)	353,457
13,600	Briggs & Stratton Corp.	322,864
14,100	Brink’s Co. (The)	375,483
9,618	Ceradyne, Inc. (a)	213,520
21,400	Chart Industries, Inc. (a)	491,986
12,800	Checkpoint Systems, Inc. (a)	289,152
17,017	Complete Production Services, Inc. (a)	256,786
16,078	EMCOR Group, Inc. (a)	459,188
9,100	EnerSys (a)	235,508
15,300	Esterline Technologies Corp. (a)	853,434
2,700	General Cable Corp. (a)	77,139
16,200	GrafTech International Ltd. (a)	273,132
9,700	Griffon Corp. (a)	136,770
2,725	HEICO Corp.	117,366
1,500	Joy Global, Inc.	85,215
5,200	Layne Christensen Co. (a)	142,376
4,000	Lennox International, Inc.	181,040
2,600	Lindsay Corp.	98,878
18,500	Littelfuse, Inc. (a)	781,255
3,100	LSB Industries, Inc. (a)	55,056
17,400	Manitowoc Co., Inc. (The)	243,774
11,400	MKS Instruments, Inc. (a)	258,552
2,200	Molex, Inc.	49,302
6,900	Moog, Inc., Class A (a)	256,473
10,100	Olin Corp.	212,100
27,200	ON Semiconductor Corp. (a)	215,968
5,400	Orbital Sciences Corp. (a)	99,252
7,250	Powell Industries, Inc. (a)	243,455
2,300	Regal-Beloit Corp.	145,521
6,021	Rock-Tenn Co.	310,683
10,000	Ryland Group, Inc. (The)	227,800
13,150	SkyWest, Inc.	196,987
5,600	Sterling Construction Co., Inc. (a)	98,000
5,040	Teledyne Technologies, Inc. (a)	219,744
2,800	Toro Co. (The)	159,432
2,800	TransDigm Group, Inc.	154,756
4,600	Triumph Group, Inc.	356,776
12,800	Tutor Perini Corp. (a)	310,656
8,900	W.R. Grace & Co. (a)	257,121
7,050	Watts Water Technologies, Inc., Class A	250,134

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
19,700	Worthington Industries, Inc.	314,609

		11,314,683

Information Technology (16.2%)
4,700	AboveNet, Inc. (a)	237,538
9,700	Acxiom Corp. (a)	185,076
20,900	Amkor Technology, Inc. (a)	157,586
9,700	ArcSight, Inc. (a)	220,481
28,200	Arris Group, Inc. (a)	346,578
34,000	Art Technology Group, Inc. (a)	145,520
9,400	AsiaInfo Holdings, Inc. (a)	267,054
8,600	Atheros Communications, Inc. (a)	334,024
37,862	Benchmark Electronics, Inc. (a)	819,334
13,500	Black Box Corp.	421,065
27,800	Cirrus Logic, Inc. (a)	353,338
10,400	CommVault Systems, Inc. (a)	217,880
17,100	Compuware Corp. (a)	147,060
20,600	Convergys Corp. (a)	260,384
16,400	Cray, Inc. (a)	110,864
45,247	CSG Systems International, Inc. (a)	1,028,012
3,400	Cubic Corp.	126,854
48,550	Cypress Semiconductor Corp. (a)	625,809
7,900	Eclipsys Corp. (a)	163,372
67,700	Fairchild Semiconductor International, Inc. (a)	759,594
37,900	Hutchinson Technology, Inc. (a)	230,811
12,500	Informatica Corp. (a)	312,625
12,550	Insight Enterprises, Inc. (a)	188,626
10,800	Integrated Silicon Solution, Inc. (a)	133,164
11,269	J2 Global Communications, Inc. (a)	271,358
11,403	JDA Software Group, Inc. (a)	329,547
102,700	Lattice Semiconductor Corp. (a)	541,229
5,300	Manhattan Associates, Inc. (a)	151,898
484	MicroStrategy, Inc., Class A (a)	37,074
23,600	MIPS Technologies, Inc. (a)	117,764
9,100	ModusLink Global Solutions, Inc. (a)	81,263
12,700	Multi-Fineline Electronix, Inc. (a)	329,184
11,569	Net 1 UEPS Technologies, Inc. (a)	189,732
17,800	Netezza Corp. (a)	243,682
17,850	Oplink Communications, Inc. (a)	269,713
15,300	OSI Systems, Inc. (a)	398,412
11,600	Overstock.com, Inc. (a)	214,600
17,000	Photronics, Inc. (a)	92,650
22,271	Plantronics, Inc.	739,397
9,400	Polycom, Inc. (a)	305,970
11,200	QLogic Corp. (a)	216,944
9,300	Quest Software, Inc. (a)	163,029
11,500	Rackspace Hosting, Inc. (a)	206,425
3,900	Red Hat, Inc. (a)	116,493
58,100	RF Micro Devices, Inc. (a)	326,522
8,500	RightNow Technologies, Inc. (a)	139,400
16,900	Riverbed Technology, Inc. (a)	523,731
5,400	Sanmina-SCI Corp. (a)	96,282
29,700	Sapient Corp.	303,831
9,200	Shutterfly, Inc. (a)	216,476
20,638	Sigma Designs, Inc. (a)	244,767
36,143	Skyworks Solutions, Inc. (a)	608,648
7,100	Solera Holdings, Inc.	275,977
5,900	Sourcefire, Inc. (a)	131,983
13,900	SRA International, Inc., Class A (a)	320,812
15,200	STEC, Inc. (a)	211,128
11,000	Sykes Enterprises, Inc. (a)	250,030

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
1,550	Synaptics, Inc. (a)	47,461
16,300	TeleCommunication Systems, Inc. (a)	112,633
6,100	Tessera Technologies, Inc. (a)	123,708
24,200	TIBCO Software, Inc. (a)	275,880
6,600	TiVo, Inc. (a)	115,632
94,300	TriQuint Semiconductor, Inc. (a)	711,022
2,400	Unisys Corp. (a)	67,248
60,068	United Online, Inc.	478,742
23,700	VeriFone Systems, Inc. (a)	451,011
20,000	Vishay Intertechnology, Inc. (a)	208,200
8,800	Wright Express Corp. (a)	298,936
9,200	Xyratex Ltd. (a)	161,920
36,836	Zoran Corp. (a)	358,414

		19,869,407

Materials (3.7%)
9,503	A. Schulman, Inc.	247,173
6,800	Belden, Inc.	186,728
10,300	Cabot Corp.	335,162
43,400	CVR Energy, Inc. (a)	368,466
14,900	Cytec Industries, Inc.	716,094
9,400	Georgia Gulf Corp. (a)	193,076
7,203	Gibraltar Industries, Inc. (a)	108,189
40,500	Green Plains Renewable Energy, Inc. (a)	556,065
2,450	Hawkins, Inc.	65,709
15,700	Innophos Holdings, Inc.	447,293
1,750	NewMarket Corp.	192,500
6,100	Olympic Steel, Inc.	193,858
16,650	Omnova Solutions, Inc. (a)	127,373
40,500	PolyOne Corp. (a)	458,055
2,500	Stepan Co.	189,375
7,300	Stillwater Mining Co. (a)	123,370

		4,508,486

Oil & Gas (0.6%)
12,500	Cal Dive International, Inc. (a)	82,000
49,000	PetroQuest Energy, Inc. (a)	289,590
33,750	VAALCO Energy, Inc.	189,337
31,700	Western Refining, Inc. (a)	169,912

		730,839

Real Estate Investment Trusts (6.3%)
2,750	Acadia Realty Trust	52,470
14,500	American Capital Agency Corp.	398,895
20,400	Anworth Mortgage Asset Corp.	136,884
26,900	Ashford Hospitality Trust (a)	250,170
12,021	BioMed Realty Trust, Inc.	222,509
7,700	Brandywine Realty Trust	98,098
8,900	Colonial Properties Trust	140,353
6,150	Corporate Office Property Trust	248,767
40,100	Developers Diversified Realty Corp.	492,829
2,900	Douglas Emmett, Inc.	48,546
17,100	DuPont Fabros Technology, Inc.	379,107
6,589	Entertainment Properties Trust	288,071
2,700	Equity Lifestyle Properties, Inc.	149,877
55,100	First Industrial Realty Trust, Inc. (a)	439,698
9,650	First Potomac Realty Trust	156,523
2,150	Highwoods Properties, Inc.	68,736
41,900	HRPT Properties Trust	328,496
21,000	LaSalle Hotel Properties	553,350
13,145	Lexington Realty Trust	93,067

Shares	Security Description	Value ($)
Common Stocks, continued
Real Estate Investment Trusts, continued
3,300	LTC Properties, Inc.	92,070
27,950	Medical Properties Trust, Inc.	280,897
33,100	MFA Financial, Inc.	235,341
3,250	National Health Investors, Inc.	132,015
14,009	National Retail Properties, Inc.	329,632
12,569	Omega Healthcare Investors, Inc.	251,631
5,400	PS Business Parks, Inc.	324,000
24,200	Ramco-Gershenson Properties Trust	301,532
30,900	Redwood Trust, Inc.	515,412
55,300	Resource Capital Corp.	393,183
22,900	U-Store-It Trust	197,398
4,600	Urstadt Biddle Properties, Inc., Class A	77,556

		7,677,113

Services (1.8%)
16,700	Arbitron, Inc.	514,527
4,212	ATC Technology Corp. (a)	86,093
8,200	Constant Contact, Inc. (a)	209,510
9,450	M & F Worldwide Corp. (a)	289,737
5,400	MercadoLibre, Inc. (a)	272,268
9,400	NutriSystem, Inc.	181,702
10,000	Schawk, Inc.	189,500
2,650	TNS, Inc. (a)	68,768
7,450	UniFirst Corp.	364,081

		2,176,186

Telecommunication Services (0.8%)
7,500	Applied Signal Technology, Inc.	140,175
7,064	Atlantic Tele-Network, Inc.	389,792
9,100	EchoStar Corp., Class A (a)	174,811
4,700	InterDigital, Inc. (a)	130,049
4,859	NTELOS Holdings Corp.	95,382
3,700	Syniverse Holdings, Inc. (a)	74,296

		1,004,505

Transportation (2.2%)
5,600	Alaska Air Group, Inc. (a)	231,896
2,200	Allegiant Travel Co. (a)	113,146
12,700	ArvinMeritor, Inc. (a)	194,564
31,800	Force Protection, Inc. (a)	170,130
11,000	Great Lakes Dredge & Dock Co.	59,620
3,950	GulfMark Offshore, Inc., Class A (a)	136,157
30,400	Hawaiian Holdings, Inc. (a)	215,840
7,700	Marten Transport Ltd. (a)	168,245
2,200	Overseas Shipholding Group, Inc.	110,132
11,200	Ship Finance International Ltd.	221,760
12,950	TBS International PLC, Class A (a)	104,636
31,200	UAL Corp. (a)	673,296
12,429	Werner Enterprises, Inc.	278,658

		2,678,080

Utilities (2.2%)
9,353	Avista Corp.	202,305
4,450	Black Hills Corp.	146,360
4,979	El Paso Electric Co. (a)	105,804
9,400	IDACORP, Inc.	339,152
6,200	Nicor, Inc.	269,762
3,271	Northwest Natural Gas Co.	155,013
23,700	PNM Resources, Inc.	322,083
20,000	Portland General Electric Co.	397,600
9,250	UniSource Energy Corp.	308,210

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks, continued
Utilities, continued
11,067	WGL Holdings, Inc.	395,535

		2,641,824

Total Common Stocks (Cost $96,604,828)		119,401,351

Cash Equivalents (0.8%)
997,981	Bank of New York Cash Reserve Fund, 0.01% (b)	997,981

Total Cash Equivalents (Cost $997,981)		997,981

Exchange Traded Funds (1.9%)
13,100	iShares Russell 2000 Value Index Fund	893,289
18,700	iShares Russell 2000 Growth Index Fund	1,428,119

Total Exchange Traded Funds (Cost $2,222,760)		2,321,408

Total Investments (Cost $99,825,569) —100.1%		122,720,740
Liabilities in excess of other assets — (0.1)%		(121,888)

Net Assets — 100.0%		$122,598,852

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2010.
LLC	Limited Liability Co.
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.6%)
Consumer Discretionary (15.5%)
7,675	Aeropostale, Inc. (a)	222,882
3,600	American Greetings Corp., Class A	88,416
5,300	Ann Taylor Stores Corp. (a)	115,010
5,800	AutoNation, Inc. (a)	117,160
2,100	Big Lots, Inc. (a)	80,220
13,000	Brinker International, Inc.	240,760
2,200	Career Education Corp. (a)	64,394
6,000	CarMax, Inc. (a)	147,420
10,300	Chico’s FAS, Inc.	153,367
12,500	Corinthian Colleges, Inc. (a)	195,250
4,900	Dollar Tree, Inc. (a)	297,528
2,700	Guess?, Inc.	123,849
11,200	Hubbell, Inc., Class B	520,464
1,500	ITT Educational Services, Inc. (a)	151,695
2,100	J. Crew Group, Inc. (a)	97,587
11,600	Korn/Ferry International (a)	188,036
8,700	Leggett & Platt, Inc.	213,411
7,200	Liberty Media Corp. - Capital, Series A (a)	318,744
4,000	Manpower, Inc.	224,400
2,500	Netflix, Inc. (a)	246,925
150	NVR, Inc. (a)	107,708
12,900	Office Depot, Inc. (a)	88,494
2,900	Phillips Van Heusen Corp.	182,729
1,050	Priceline.com, Inc. (a)	275,152
3,500	R.R. Donnelley & Sons Co.	75,215
2,300	Rent-A-Center, Inc. (a)	59,386
8,100	Rollins, Inc.	176,175
4,900	Ross Stores, Inc.	274,400
1,400	Silgan Holdings, Inc.	84,462
475	Strayer Education, Inc.	115,482
11,500	Tech Data Corp. (a)	493,350
5,100	Temple-Inland, Inc.	118,932
5,000	Williams-Sonoma, Inc.	144,000

		6,003,003

Consumer Staples (6.0%)
11,900	Cheesecake Factory, Inc. (The) (a)	323,323
1,100	Chipotle Mexican Grill, Inc., Class A (a)	148,401
8,100	Del Monte Foods Co.	121,014
4,000	Hormel Foods Corp.	163,040
7,500	Jones Apparel Group, Inc.	163,200
7,400	Lancaster Colony Corp.	406,778
2,600	Panera Bread Co., Class A (a)	202,644
7,400	Smithfield Foods, Inc. (a)	138,676
10,700	SUPERVALU, Inc.	159,430
2,500	Tupperware Brands Corp.	127,675
20,100	Tyson Foods, Inc., Class A	393,759

		2,347,940

Energy (1.7%)
5,000	Cimarex Energy Co.	340,400
435	Denbury Resources, Inc. (a)	8,330
19,100	Patterson-UTI Energy, Inc.	292,039

		640,769

Financials (12.0%)
13,500	AmeriCredit Corp. (a)	323,190
3,600	Apollo Investment Corp.	43,776
14,000	Aspen Insurance Holdings Ltd.	377,720
5,300	Broadridge Financial Solutions, Inc.	126,193

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
6,000	City National Corp.	373,680
5,500	Endurance Specialty Holdings Ltd.	202,675
4,900	First American Corp.	169,393
16,600	Fulton Financial Corp.	174,300
7,700	International Bancshares Corp.	186,109
4,700	Lender Processing Services, Inc.	177,425
9,100	New York Community Bancorp, Inc.	149,877
2,800	Platinum Underwriters Holdings Ltd.	104,188
1,400	Prosperity Bancshares, Inc.	54,908
4,900	Raymond James Financial, Inc.	150,136
6,600	Reinsurance Group of America, Inc.	340,758
2,300	RenaissanceRe Holdings Ltd.	128,685
6,900	SVB Financial Group (a)	339,687
19,200	Trustmark Corp.	470,016
7,800	Unitrin, Inc.	228,150
8,800	Waddell & Reed Financial, Inc., Class A	326,656
11,100	Webster Financial Corp.	229,992

		4,677,514

Health Care (11.3%)
12,400	Affymetrix, Inc. (a)	86,056
7,100	Alexion Pharmaceuticals, Inc. (a)	389,648
2,200	Amedisys, Inc. (a)	126,676
700	Cerner Corp. (a)	59,437
4,900	Charles River Laboratories International, Inc. (a)	164,052
5,000	Coventry Health Care, Inc. (a)	118,700
3,300	Endo Pharmaceuticals Holdings, Inc. (a)	72,270
18,500	Health Net, Inc. (a)	407,370
19,900	Hill-Rom Holdings, Inc.	631,029
7,100	Hologic, Inc. (a)	126,877
8,700	Kindred Healthcard, Inc. (a)	155,208
2,800	Kinetic Concepts, Inc. (a)	121,240
2,913	Life Technologies Corp. (a)	159,370
1,700	Lincare Holdings, Inc. (a)	79,373
3,800	Magellan Health Services, Inc. (a)	160,398
11,250	Owens & Minor, Inc.	353,813
5,300	PDL BioPharma, Inc.	30,846
6,600	Perrigo Co.	402,798
9,700	STERIS Corp.	322,816
4,900	Universal Health Services, Inc.	181,888
3,600	Watson Pharmaceuticals, Inc. (a)	154,152
3,300	WellCare Health Plans, Inc. (a)	94,479

		4,398,496

Industrials (15.0%)
7,500	AGL Resources, Inc.	296,325
700	Alliant Techsystems, Inc. (a)	56,637
3,300	Arrow Electronics, Inc. (a)	100,650
7,800	Carlisle Cos., Inc.	294,294
4,000	Crane Co.	143,760
10,500	EMCOR Group, Inc. (a)	299,880
4,000	Graco, Inc.	138,720
1,500	Joy Global, Inc.	85,215
5,600	KBR, Inc.	123,648
15,300	Kennametal, Inc.	502,758
2,900	Lennar Corp., Class A	57,710
6,000	Lennox International, Inc.	271,560
1,100	Lincoln Electric Holdings, Inc.	65,934
3,900	Nordson Corp.	280,098

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
7,300	Oil States International, Inc. (a)	352,663
12,200	Oshkosh Corp. (a)	471,164
2,700	Pentair, Inc.	97,632
3,900	Regal-Beloit Corp.	246,753
4,400	Shaw Group, Inc. (The) (a)	168,432
17,900	Timken Co. (The)	629,722
7,100	TRW Automotive Holdings Corp. (a)	228,691
6,200	URS Corp. (a)	318,370
4,200	Valspar Corp. (The)	131,544
1,500	Varian, Inc. (a)	77,685
1,900	W.R. Grace & Co. (a)	54,891
20,800	Worthington Industries, Inc.	332,176

		5,826,912

Information Technology (10.6%)
16,300	Advanced Micro Devices, Inc. (a)	147,678
2,400	Avnet, Inc. (a)	76,728
20,200	Cadence Design Systems, Inc. (a)	150,692
8,800	Convergys Corp. (a)	111,232
1,500	F5 Networks, Inc. (a)	102,645
6,700	Fairchild Semiconductor International, Inc. (a)	75,174
7,100	Gartner, Inc. (a)	170,968
1,200	Harman International Industries, Inc. (a)	47,376
4,000	Informatica Corp. (a)	100,040
8,600	Ingram Micro, Inc. (a)	156,176
14,500	Jabil Circuit, Inc.	222,140
20,300	LSI Logic Corp. (a)	122,206
1,800	MICROS Systems, Inc. (a)	66,888
9,200	NeuStar, Inc., Class A (a)	225,124
13,100	Plantronics, Inc.	434,920
2,600	Red Hat, Inc. (a)	77,662
41,900	RF Micro Devices, Inc. (a)	235,478
14,300	SAIC, Inc. (a)	248,963
2,500	SanDisk Corp. (a)	99,725
1,400	Solera Holdings, Inc.	54,418
13,500	Sybase, Inc. (a)	585,630
4,800	Teradyne, Inc. (a)	58,704
8,200	TIBCO Software, Inc. (a)	93,480
6,600	VeriFone Systems, Inc. (a)	125,598
8,200	Vishay Intertechnology, Inc. (a)	85,362
5,700	Western Digital Corp. (a)	234,213

		4,109,220

Materials (4.6%)
1,300	Ashland, Inc.	77,428
10,700	Cabot Corp.	348,178
3,000	Carpenter Technology Corp.	117,810
7,200	Louisiana-Pacific Corp. (a)	84,672
3,500	Lubrizol Corp. (The)	316,190
5,800	Reliance Steel & Aluminum Co.	283,098
10,900	Sonoco Products Co.	361,117
6,700	Westlake Chemical Corp.	188,136

		1,776,629

Oil & Gas (2.9%)
12,000	Bill Barrett Corp. (a)	408,960
3,500	Helix Energy Solutions Group, Inc. (a)	51,030
3,200	Helmerich & Payne, Inc.	129,984
2,000	Rowan Cos., Inc. (a)	59,600

Shares	Security Description	Value ($)
Common Stocks, continued
Oil & Gas, continued
5,100	Whiting Petroleum Corp. (a)	460,683

		1,110,257

Real Estate Investment Trusts (8.2%)
11,200	Annaly Capital Management, Inc.	189,840
1,600	Digital Realty Trust, Inc.	93,920
8,600	Equity One, Inc.	166,926
1,500	Federal Realty Investment Trust	116,085
12,300	Hospitality Properties Trust	325,827
46,500	HRPT Properties Trust	364,560
2,800	Liberty Property Trust	94,668
2,580	Macerich Co. (The)	115,352
6,500	Mack-Cali Realty Corp.	223,340
13,500	National Retail Properties, Inc.	317,655
8,700	Omega Healthcare Investors, Inc.	174,174
2,900	Potlatch Corp.	108,634
6,500	Realty Income Corp.	213,135
4,500	Senior Housing Properties Trust	101,160
2,900	SL Green Realty Corp.	180,293
3,600	Tanger Factory Outlet Centers, Inc.	149,760
1	Walter Investment Management Corp.	18
7,900	Washington Real Estate Investment Trust	248,455

		3,183,802

Services (0.5%)
7,300	World Fuel Services Corp.	207,539

Technology (0.7%)
3,600	Cree, Inc. (a)	263,556

Telecommunication Services (0.8%)
16,200	JDS Uniphase Corp. (a)	210,438
2,000	NII Holdings, Inc. (a)	84,840

		295,278

Transportation (2.6%)
2,600	Alaska Air Group, Inc. (a)	107,666
13,000	Landstar System, Inc.	574,860
3,200	UAL Corp. (a)	69,056
11,200	Werner Enterprises, Inc.	251,104

		1,002,686

Utilities (5.2%)
5,500	Black Hills Corp.	180,895
7,600	Hawaiian Electric Industries, Inc.	177,460
8,500	IDACORP, Inc.	306,680
9,000	Integrys Energy Group, Inc.	446,490
3,000	MDU Resources Group, Inc.	63,600
1,800	National Fuel Gas Co.	93,636
1,500	Nicor, Inc.	65,265
16,900	NiSource, Inc.	275,470
2,000	OGE Energy Corp.	82,760
1,800	Pinnacle West Capital Corp.	67,212
14,400	PNM Resources, Inc.	195,696
3,100	Southern Union Co.	81,003

		2,036,167

Total Common Stocks (Cost $31,089,460)		37,879,768

Investment Companies (2.4%)

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Investment Companies, continued
943,431	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	943,431

Total Investment Companies (Cost $943,431)		943,431

Total Investments (Cost $32,032,891) —100.0%		38,823,199
Liabilities in excess of other assets — 0.0%		(8,209)

Net Assets — 100.0%		$38,814,990

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2010.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.2%)
Consumer Discretionary (13.4%)
6,100	Bed Bath & Beyond, Inc. (a)	280,356
15,400	Brown-Forman Corp.	895,972
2,400	Coach, Inc.	100,200
13,340	Colgate-Palmolive Co.	1,121,894
16,300	Estee Lauder Cos., Inc. (The), Class A	1,074,496
18,600	Ford Motor Co. (a)	242,172
27,900	Hertz Global Holdings, Inc. (a)	403,434
3,500	McGraw-Hill Cos., Inc. (The)	118,020
5,200	MeadWestvaco Corp.	141,284
1,900	Polo Ralph Lauren Corp.	170,810
1,100	Priceline.com, Inc. (a)	288,255
4,500	Ross Stores, Inc.	252,000
2,500	Sherwin-Williams Co. (The)	195,175
41,800	Starbucks Corp.	1,085,964
23,510	TJX Cos., Inc. (The)	1,089,453
19,900	Viacom, Inc., Class B (a)	703,067
8,900	Wyndham Worldwide Corp.	238,609

		8,401,161

Consumer Staples (5.4%)
15,900	Altria Group, Inc.	336,921
3,800	Archer-Daniels-Midland Co.	106,172
10,500	Coca-Cola Enterprises, Inc.	291,165
10,200	Dr Pepper Snapple Group, Inc.	333,846
1,400	Hershey Co. (The)	65,814
4,300	Lorillard, Inc.	336,991
16,804	PepsiCo, Inc.	1,095,957
18,800	Sysco Corp.	592,952
6,400	Walgreen Co.	224,960

		3,384,778

Energy (5.8%)
5,900	Anadarko Petroleum Corp.	366,744
3,700	Baker Hughes, Inc.	184,112
10,400	Chesapeake Energy Corp.	247,520
4,490	Devon Energy Corp.	302,312
17,840	Exxon Mobil Corp.	1,210,444
11,700	Murphy Oil Corp.	703,755
13,200	Peabody Energy Corp.	616,704

		3,631,591

Financials (6.9%)
3,800	Aflac, Inc.	193,648
15,000	American Express Co.	691,800
5,600	Ameriprise Financial, Inc.	259,616
6,700	Berkshire Hathaway, Inc., Class B (a)	515,900
620	BlackRock, Inc.	114,080
3,800	Franklin Resources, Inc.	439,432
3,695	Goldman Sachs Group, Inc. (The)	536,514
1,600	MasterCard, Inc., Class A	396,864
4,500	Moody’s Corp.	111,240
9,500	Visa, Inc., Class A	857,185
12,900	XL Capital Ltd., Class A	229,620

		4,345,899

Health Care (13.2%)
1,500	Abbott Laboratories	76,740
9,840	AmerisourceBergen Corp.	303,564
24,340	Amgen, Inc. (a)	1,396,142
5,300	Biogen Idec, Inc. (a)	282,225
7,200	C. R. Bard, Inc.	623,016

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
6,400	Cardinal Health, Inc.	222,016
7,300	Forest Laboratories, Inc. (a)	198,998
2,600	Gilead Sciences, Inc. (a)	103,142
11,200	Humana, Inc. (a)	512,064
42,060	Johnson & Johnson	2,704,458
14,700	Medco Health Solutions, Inc. (a)	866,124
6,400	Varian Medical Systems, Inc. (a)	360,832
15,000	Watson Pharmaceuticals, Inc. (a)	642,300

		8,291,621

Industrials (7.6%)
11,700	3M Co.	1,037,439
14,800	Avery Dennison Corp.	577,644
4,800	Caterpillar, Inc.	326,832
10,400	Cooper Industries PLC, Class A	510,640
2,000	Dover Corp.	104,440
5,900	Northrop Grumman Corp.	400,197
6,100	Rockwell Collins, Inc.	396,500
10,800	United Technologies Corp.	809,460
5,700	W.W. Grainger, Inc.	630,078

		4,793,230

Information Technology (31.8%)
34,100	Advanced Micro Devices, Inc. (a)	308,946
12,500	Amazon.com, Inc. (a)	1,713,250
11,245	Apple Computer, Inc. (a)	2,936,295
3,800	Automatic Data Processing, Inc.	164,768
7,000	Avnet, Inc. (a)	223,790
21,300	BMC Software, Inc. (a)	838,368
6,900	Broadcom Corp., Class A	237,981
95,290	Cisco Systems, Inc. (a)	2,565,207
7,300	Computer Sciences Corp. (a)	382,447
5,300	DIRECTV, Inc., Class A (a)	192,019
1,755	Google, Inc., Class A (a)	922,147
8,500	Harman International Industries, Inc. (a)	335,580
15,780	International Business Machines Corp.	2,035,620
18,000	Jabil Circuit, Inc.	275,760
9,800	Micron Technology, Inc. (a)	91,630
119,430	Microsoft Corp.	3,647,392
6,900	NetApp, Inc. (a)	239,223
16,600	Oracle Corp.	428,944
24,600	SanDisk Corp. (a)	981,294
6,300	Seagate Technology (a)	115,731
7,200	Symantec Corp. (a)	120,744
29,100	Texas Instruments, Inc.	756,891
11,500	Western Digital Corp. (a)	472,535

		19,986,562

Materials (2.5%)
3,800	Cliffs Natural Resources, Inc.	237,614
5,900	E.I. du Pont de Nemours & Co.	235,056
2,900	Eastman Chemical Co.	194,068
5,900	Freeport-McMoRan Copper & Gold, Inc., Class B	445,627
5,000	Lubrizol Corp. (The)	451,700

		1,564,065

Oil & Gas (6.4%)
6,200	Apache Corp.	630,912
23,100	Cameron International Corp. (a)	911,526

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Oil & Gas, continued
2,300	Helmerich & Payne, Inc.	93,426
15,700	Occidental Petroleum Corp.	1,391,962
3,800	Pioneer Natural Resources Co.	243,694
26,300	Rowan Cos., Inc. (a)	783,740

		4,055,260

Real Estate Investment Trusts (1.7%)
15,300	Annaly Capital Management, Inc.	259,335
6,900	Public Storage	668,679
2,600	Ventas, Inc.	122,798

		1,050,812

Telecommunication Services (2.7%)
19,000	AT&T, Inc.	495,140
55,900	JDS Uniphase Corp. (a)	726,141
88,600	Qwest Communications International, Inc.	463,378

		1,684,659

Transportation (0.9%)
2,400	Ryder System, Inc.	111,648
6,600	United Parcel Service, Inc., Class B	456,324

		567,972

Utilities (0.8%)
10,200	DTE Energy Co.	491,334

Total Common Stocks (Cost $52,802,881)		62,248,944

Investment Companies (1.2%)
724,837	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	724,837

Total Investment Companies (Cost $724,837)		724,837

Total Investments (Cost $53,527,718)—100.4%		62,973,781
Liabilities in excess of other assets—(0.4)%		(246,422)

Net Assets—100.0%		$62,727,359

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2010.
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.2%)
Consumer Discretionary (16.5%)
14,960	Colgate-Palmolive Co.	1,258,136
8,700	Estee Lauder Cos., Inc. (The), Class A	573,504
43,000	Ford Motor Co. (a)	559,860
29,800	Hertz Global Holdings, Inc. (a)	430,908
16,100	Leggett & Platt, Inc.	394,933
32,300	Macy’s, Inc.	749,360
11,900	MeadWestvaco Corp.	323,323
41,300	News Corp., Class A	636,846
24,500	Office Depot, Inc. (a)	168,070
7,620	Philip Morris International, Inc.	373,989
34,700	Starbucks Corp.	901,506
30,200	Time Warner, Inc.	999,016
13,400	TJX Cos., Inc. (The)	620,956
15,700	Wal-Mart Stores, Inc.	842,305
14,200	Wyndham Worldwide Corp.	380,702

		9,213,414

Consumer Staples (5.9%)
14,400	Archer-Daniels-Midland Co.	402,336
10,600	Coca-Cola Enterprises, Inc.	293,938
11,900	ConAgra Foods, Inc.	291,193
5,800	Lorillard, Inc.	454,546
14,395	PepsiCo, Inc.	938,842
24,500	SUPERVALU, Inc.	365,050
29,400	Tyson Foods, Inc., Class A	575,946

		3,321,851

Energy (8.2%)
7,700	Anadarko Petroleum Corp.	478,632
12,520	ConocoPhillips	741,059
9,600	Constellation Energy Group	339,360
6,730	Devon Energy Corp.	453,131
12,280	ENSCO International PLC, Sponsored ADR	579,370
29,140	Exxon Mobil Corp.	1,977,149

		4,568,701

Financials (15.0%)
11,900	American Express Co.	548,828
8,400	Axis Capital Holdings Ltd.	261,828
32,900	Bank of America Corp.	586,607
4,600	Berkshire Hathaway, Inc., Class B (a)	354,200
2,940	BlackRock, Inc.	540,960
7,900	Chubb Corp. (The)	417,673
19,900	Comerica, Inc.	835,800
3,730	Goldman Sachs Group, Inc. (The)	541,596
43,575	JPMorgan Chase & Co.	1,855,424
3,800	M&T Bank Corp.	331,930
19,460	Travelers Cos., Inc. (The)	987,400
32,400	U.S. Bancorp	867,348
3,100	Visa, Inc., Class A	279,713

		8,409,307

Health Care (11.8%)
22,400	AmerisourceBergen Corp.	691,040
11,800	Amgen, Inc. (a)	676,848
3,400	C. R. Bard, Inc.	294,202
29,100	Coventry Health Care, Inc. (a)	690,834
7,500	Gilead Sciences, Inc. (a)	297,525
5,300	Hospira, Inc. (a)	285,087
27,426	Johnson & Johnson	1,763,492

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
8,100	McKesson Corp.	524,961
9,100	Medco Health Solutions, Inc. (a)	536,172
49,201	Pfizer, Inc.	822,640

		6,582,801

Industrials (8.1%)
4,700	3M Co.	416,749
9,100	Dover Corp.	475,202
6,500	Fluor Corp.	343,460
41,600	General Electric Co.	784,576
4,600	Joy Global, Inc.	261,326
7,560	Lockheed Martin Corp.	641,768
13,560	Northrop Grumman Corp.	919,775
6,200	Rockwell Automation, Inc.	376,464
2,590	W.W. Grainger, Inc.	286,299

		4,505,619

Information Technology (17.6%)
38,400	Advanced Micro Devices, Inc. (a)	347,904
5,300	Amazon.com, Inc. (a)	726,418
5,085	Apple Computer, Inc. (a)	1,327,795
6,100	Automatic Data Processing, Inc.	264,496
5,600	BMC Software, Inc. (a)	220,416
31,000	Cisco Systems, Inc. (a)	834,520
23,800	Convergys Corp. (a)	300,832
940	Google, Inc., Class A (a)	493,914
6,320	Hewlett-Packard Co.	328,450
6,900	International Business Machines Corp.	890,100
22,200	Jabil Circuit, Inc.	340,104
43,700	Marvell Technology Group Ltd. (a)	902,405
55,090	Microsoft Corp.	1,682,449
15,200	SanDisk Corp. (a)	606,328
22,300	Seagate Technology (a)	409,651
11,500	Symantec Corp. (a)	192,855

		9,868,637

Materials (3.2%)
8,700	Freeport-McMoRan Copper & Gold, Inc., Class B	657,111
12,200	Lubrizol Corp. (The)	1,102,148

		1,759,259

Oil & Gas (3.1%)
4,800	Apache Corp.	488,448
13,700	Noble Corp.	541,013
8,000	Occidental Petroleum Corp.	709,280

		1,738,741

Real Estate Investment Trusts (1.2%)
14,700	Annaly Capital Management, Inc.	249,165
4,600	Public Storage	445,786

		694,951

Telecommunication Services (4.4%)
32,946	AT&T, Inc.	858,573
32,300	JDS Uniphase Corp. (a)	419,577
103,400	Qwest Communications International, Inc.	540,782
70,900	Tellabs, Inc.	643,772

		2,462,704

Transportation (1.1%)

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Transportation, continued
9,100	United Parcel Service, Inc., Class B	629,174

Utilities (3.1%)
12,000	DTE Energy Co.	578,040
21,700	Edison International	745,829
9,300	Nicor, Inc.	404,643

		1,728,512

Total Common Stocks (Cost $48,919,499)		55,483,671

Investment Companies (1.0%)
580,427	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	580,427
3,819	Victory Institutional Money Market Fund, Investor Shares, 0.01% (b)	3,819

Total Investment Companies (Cost $584,246)		584,246

Total Investments (Cost $49,503,745)—100.2%		56,067,917
Liabilities in excess of other assets—(0.2)%		(125,241)

Net Assets—100.0%		$55,942,676

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2010.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.0%)
Consumer Discretionary (12.7%)
6,900	Brinker International, Inc.	127,788
2,900	Brown-Forman Corp.	168,722
13,200	Comcast Corp., Class A	260,568
5,900	DISH Network Corp., Class A	130,685
9,600	Estee Lauder Cos., Inc. (The), Class A	632,832
25,900	Ford Motor Co. (a)	337,218
25,500	Hertz Global Holdings, Inc. (a)	368,730
14,400	Home Depot, Inc. (The)	507,600
9,500	Leggett & Platt, Inc.	233,035
9,900	Liberty Media Corp. - Capital, Series A (a)	438,273
7,400	MeadWestvaco Corp.	201,058
38,700	News Corp., Class A	596,754
14,900	Office Depot, Inc. (a)	102,214
800	Sears Holding Corp. (a)	96,760
12,600	Starbucks Corp.	327,348
2,000	Tech Data Corp. (a)	85,800
8,100	Temple-Inland, Inc.	188,892
30,700	Time Warner, Inc.	1,015,556
5,000	TJX Cos., Inc. (The)	231,700
2,200	Viacom, Inc., Class B (a)	77,726
3,240	Walt Disney Co. (The)	119,362
1,000	Whirlpool Corp.	108,870

		6,357,491

Consumer Staples (3.3%)
18,700	Archer-Daniels-Midland Co.	522,478
3,900	Constellation Brands, Inc., Class A (a)	71,253
1,300	Reynolds American, Inc.	69,446
15,200	SUPERVALU, Inc.	226,480
14,000	Sysco Corp.	441,560
17,700	Tyson Foods, Inc., Class A	346,743

		1,677,960

Energy (14.5%)
10,000	Anadarko Petroleum Corp.	621,600
3,090	Atmos Energy Corp.	91,402
2,900	Baker Hughes, Inc.	144,304
10,300	Chesapeake Energy Corp.	245,140
22,590	Chevron Corp.	1,839,729
4,400	Cimarex Energy Co.	299,552
18,400	ConocoPhillips	1,089,096
7,700	Constellation Energy Group	272,195
3,800	Devon Energy Corp.	255,854
23,050	Duke Energy Corp.	386,779
15,108	Exxon Mobil Corp.	1,025,078
5,500	Hess Corp.	349,525
25,200	Patterson-UTI Energy, Inc.	385,308
11,500	Williams Cos., Inc. (The)	271,515

		7,277,077

Financials (22.2%)
2,500	AmeriCredit Corp. (a)	59,850
65,747	Bank of America Corp.	1,172,269
4,700	Bank of New York Mellon Corp.	146,311
8,700	BB&T Corp.	289,188
3,130	BlackRock, Inc.	575,920
6,500	Capital One Financial Corp.	282,165
6,870	Chubb Corp. (The)	363,217
143,000	Citigroup, Inc. (a)	624,910

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
16,800	Comerica, Inc.	705,600
3,800	First American Corp.	131,366
1,700	Franklin Resources, Inc.	196,588
4,115	Goldman Sachs Group, Inc. (The)	597,498
45,999	JPMorgan Chase & Co.	1,958,637
3,300	M&T Bank Corp.	288,255
4,300	Raymond James Financial, Inc.	131,752
2,500	Reinsurance Group of America, Inc.	129,075
6,300	RenaissanceRe Holdings Ltd.	352,485
13,200	Travelers Cos., Inc. (The)	669,768
19,500	U.S. Bancorp	522,015
9,300	Unitrin, Inc.	272,025
35,900	Wells Fargo & Co.	1,188,649
24,000	XL Capital Ltd., Class A	427,200

		11,084,743

Health Care (8.5%)
21,760	AmerisourceBergen Corp.	671,296
2,500	Amgen, Inc. (a)	143,400
3,500	Covidien PLC	167,965
13,400	Health Net, Inc. (a)	295,068
2,700	Herbalife Ltd.	130,275
4,600	Hill-Rom Holdings, Inc.	145,866
5,400	Humana, Inc. (a)	246,888
4,300	Johnson & Johnson	276,490
3,800	McKesson Corp.	246,278
2,600	Medco Health Solutions, Inc. (a)	153,192
86,726	Pfizer, Inc.	1,450,059
6,500	UnitedHealth Group, Inc.	197,015
2,200	WellPoint, Inc. (a)	118,360

		4,242,152

Industrials (11.9%)
6,600	Carlisle Cos., Inc.	249,018
6,300	Cooper Industries PLC, Class A	309,330
1,900	FedEx Corp.	171,019
1,000	General Dynamics Corp.	76,360
86,660	General Electric Co.	1,634,408
9,700	Illinois Tool Works, Inc.	495,670
13,900	Northrop Grumman Corp.	942,837
9,400	Oil States International, Inc. (a)	454,114
5,500	Oshkosh Corp. (a)	212,410
2,800	Parker Hannifin Corp.	193,704
2,500	Raytheon Co.	145,750
4,500	Rockwell Automation, Inc.	273,240
2,200	Thermo Electron Corp. (a)	121,616
9,900	Timken Co. (The)	348,282
6,700	TRW Automotive Holdings Corp. (a)	215,807
1,100	W.W. Grainger, Inc.	121,594

		5,965,159

Information Technology (5.6%)
32,500	Advanced Micro Devices, Inc. (a)	294,450
1,100	Amazon.com, Inc. (a)	150,766
6,300	Computer Sciences Corp. (a)	330,057
3,200	EMC Corp. (a)	60,832
8,400	Ingram Micro, Inc. (a)	152,544
6,900	Jabil Circuit, Inc.	105,708
5,000	Liberty Media Corp., Class A (a)	76,850
3,300	Marvell Technology Group Ltd. (a)	68,145
15,300	Micron Technology, Inc. (a)	143,055
26,300	NeuStar, Inc., Class A (a)	643,561

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
11,400	SanDisk Corp. (a)	454,746
18,700	Seagate Technology (a)	343,519

		2,824,233

Materials (3.7%)
6,600	Alcoa, Inc.	88,704
10,700	Cabot Corp.	348,178
1,700	Cliffs Natural Resources, Inc.	106,301
3,400	Dow Chemical Co. (The)	104,822
5,900	Huntsman Corp.	67,319
4,600	Lubrizol Corp. (The)	415,564
9,700	Reliance Steel & Aluminum Co.	473,457
6,900	Sonoco Products Co.	228,597

		1,832,942

Oil & Gas (3.7%)
6,500	Apache Corp.	661,440
8,400	Occidental Petroleum Corp.	744,744
8,400	Rowan Cos., Inc. (a)	250,320
2,000	Whiting Petroleum Corp. (a)	180,660

		1,837,164

Real Estate Investment Trusts (3.2%)
18,100	Annaly Capital Management, Inc.	306,795
13,300	Brandywine Realty Trust	169,442
1,400	Digital Realty Trust, Inc.	82,180
6,950	Hospitality Properties Trust	184,105
78,840	HRPT Properties Trust	618,106
4,900	Ventas, Inc.	231,427

		1,592,055

Services (0.2%)
3,600	Hillenbrand, Inc.	88,488

Telecommunication Services (4.1%)
46,911	AT&T, Inc.	1,222,501
12,000	JDS Uniphase Corp. (a)	155,880
2,800	NII Holdings, Inc. (a)	118,776
84,000	Qwest Communications International, Inc.	439,320
10,800	Tellabs, Inc.	98,064

		2,034,541

Transportation (0.4%)
3,000	Alexander & Baldwin, Inc.	106,740
1,400	CSX Corp.	78,470

		185,210

Utilities (5.0%)
14,300	DTE Energy Co.	688,831
13,990	Edison International	480,836
2,000	FirstEnergy Corp.	75,740
14,600	Integrys Energy Group, Inc.	724,306
6,600	NiSource, Inc.	107,580
5,700	NSTAR	208,620
2,500	Pinnacle West Capital Corp.	93,350
4,500	Southern Union Co.	117,585

		2,496,848

Total Common Stocks (Cost $43,034,597)		49,496,063

Shares	Security Description	Value ($)
Investment Companies (1.1%)
563,634	Victory Federal Money Market Fund, Investor Shares, 0.01% (b)	563,634

Total Investment Companies (Cost $563,634)		563,634

Total Investments (Cost $43,598,231) —100.1%		50,059,697

Liabilities in excess of other assets — (0.1)%		(43,463)

Net Assets — 100.0%		$50,016,234

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2010.

PLC Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (34.1%)
Consumer Discretionary (2.6%)
2,990,000	Comcast Corp., 6.50%, 1/15/17	3,353,019
1,802,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	1,920,923

		5,273,942

Energy (4.7%)
1,800,000	Apache Finance Canada, 7.75%, 12/15/29	2,223,603
2,555,000	Duke Capital LLC, 8.00%, 10/1/19	3,092,232
1,750,000	Kinder Morgan Energy Partners LP, 7.13%, 3/15/12	1,915,345
2,000,000	Smith International, Inc., 6.00%, 6/15/16	2,208,800

		9,439,980

Financials (12.7%)
Banking (3.0%)
900,000	International Bank for Reconstruction & Development, 2.10%, 6/15/12, Callable 6/15/10 @ 100	906,250
1,175,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/1/17	1,262,877
675,000	Regions Bank, 3.25%, 12/9/11 (a)	700,028
1,395,000	US Bank NA, 6.30%, 2/4/14	1,570,194
1,480,000	Wells Fargo & Co., 5.63%, 12/11/17	1,596,269

		6,035,618

Financial Services (9.7%)
125,000	BP Capital Markets PLC, 5.25%, 11/7/13	138,113
1,225,000	Charles Schwab Corp., Series A, 6.38%, 9/1/17, MTN	1,354,474
1,100,000	Citigroup Funding, Inc., 2.25%, 12/10/12 (a)	1,122,196
1,050,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 7/22/10 @ 100, MTN	1,059,512
1,075,000	General Electric Capital Corp., Series G, 3.00%, 12/9/11 (a)	1,111,483
875,000	General Electric Capital Corp., Series A, 6.90%, 9/15/15, MTN	1,004,833
650,000	HSBC Finance Corp., 6.75%, 5/15/11	684,305
1,000,000	HSBC Finance Corp., 6.38%, 10/15/11	1,060,839
3,700,000	Merrill Lynch & Co., Series C, 0.48%, 6/5/12, MTN (b)	3,632,460
400,000	Merrill Lynch & Co., 5.70%, 5/2/17	402,084
1,000,000	Morgan Stanley, 4.10%, 1/26/15, MTN	989,527
1,250,000	Morgan Stanley, 7.30%, 5/13/19	1,374,895
1,735,000	National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	2,368,464
3,025,000	PartnerRe Finance A LLC, 6.88%, 6/1/18	3,326,956

		19,630,141

		25,665,759

Industrials (2.8%)
2,950,000	Dominion Resources, Inc., 5.25%, 8/1/33	3,192,646

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Industrials, continued
2,300,000	General Electric Co., 5.00%, 2/1/13	2,485,247

		5,677,893

Information Technology (0.4%)
800,000	Pitney Bowes, Inc., 5.25%, 1/15/37, MTN	841,112

Supranational Agency (0.5%)
1,000,000	European Investment Bank, 2.38%, 3/14/14	1,007,018

Technology (1.3%)
1,140,000	Science Applications International Corp., 7.13%, 7/1/32	1,287,078
1,485,000	Science Applications International Corp., 5.50%, 7/1/33	1,334,746

		2,621,824

Telecommunications (4.3%)
2,105,000	AT&T, Inc., 6.70%, 11/15/13	2,412,170
2,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	2,509,922
1,550,000	Harris Corp., 5.00%, 10/1/15	1,624,039
2,000,000	Harris Corp., 5.95%, 12/1/17	2,188,900

		8,735,031

Transportation (2.9%)
718,606	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	770,978
3,724,624	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18, Callable 12/27/11 @ 100	3,799,117
1,000,000	GATX Corp., 8.75%, 5/15/14	1,174,122

		5,744,217

Utilities (1.9%)
1,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	1,285,666
1,300,000	Georgia Power Co., Series Q, 4.90%, 9/15/13	1,397,159
1,007,000	PacifiCorp, 5.45%, 9/15/13	1,105,783

		3,788,608

Total Corporate Bonds (Cost $65,052,941)		68,795,384

Municipal Bonds (0.7%)
Hawaii (0.7%)
1,410,000	Hawaii State GO, Series DM, 3.68%, 5/1/10	1,410,118

Total Municipal Bonds (Cost $1,410,000)		1,410,118

U.S. Government Agency Mortgage-Backed Obligations (30.3%)
Federal Home Loan Mortgage Corp. (13.4%)
1,448,609	5.50%, 4/1/21	1,559,885
1,656,138	4.50%, 8/1/33	1,693,160
1,859,927	5.00%, 5/1/34	1,941,532
3,160,063	5.50%, 3/1/35	3,350,194
6,732,382	5.00%, 12/1/35	7,006,727
1,004,416	6.00%, 4/1/36	1,077,916

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agency Mortgage-Backed Obligations, continued
Federal Home Loan Mortgage Corp., continued
2,925,032	5.85%, 12/1/36	3,120,219
3,344,123	6.00%, 12/1/36	3,588,836
1,954,670	5.50%, 1/1/37	2,064,029
1,614,568	6.50%, 5/1/37	1,753,656

		27,156,154

Federal National Mortgage Assoc. (16.2%)
960,658	4.50%, 6/1/14	993,541
1,818,382	4.50%, 3/1/19	1,917,237
3,051,437	5.00%, 9/1/33	3,186,749
611,151	4.50%, 10/1/33	625,482
2,067,439	5.00%, 1/1/34	2,159,117
537,847	5.00%, 3/1/34	561,698
1,920,017	5.09%, 9/1/34	2,030,266
1,714,409	5.15%, 10/1/34	1,794,954
1,608,041	6.00%, 4/1/35	1,734,540
932,491	5.00%, 8/1/35	970,490
2,853,772	5.50%, 10/1/35	3,017,002
1,686,574	6.00%, 12/1/35	1,805,021
1,127,974	6.00%, 10/1/36	1,204,370
1,995,249	5.50%, 12/1/36	2,092,226
2,652,661	5.50%, 1/1/37	2,804,388
4,114,675	5.57%, 1/1/37	4,357,074
1,445,676	5.50%, 3/1/37	1,528,365

		32,782,520

Government National Mortgage Assoc. (0.7%)
1,275,425	5.50%, 11/15/35	1,362,154

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $57,939,438)		61,300,828

U.S. Government Agencies (14.1%)
Federal Home Loan Mortgage Corp. (4.3%)
2,975,000	2.45%, 6/29/12, Callable 6/29/10 @ 100	2,983,354
4,000,000	2.13%, 9/21/12	4,068,240
1,200,000	2.50%, 4/8/13, Callable 4/8/11 @ 100	1,220,231
350,000	5.40%, 3/17/21, Callable 3/17/16 @ 100	383,699

		8,655,524

Federal National Mortgage Assoc. (8.8%)
1,175,000	1.75%, 3/8/12, Callable 9/8/10 @ 100	1,179,830
4,320,000	2.10%, 9/16/13, Callable 9/16/10 @ 100	4,321,352
900,000	2.88%, 12/11/13	927,707
4,530,000	2.50%, 3/3/14, Callable 9/3/10 @ 100	4,553,207
3,000,000	3.13%, 11/10/14, Callable 11/10/10 @ 100	3,041,646
770,000	1.13%, 12/30/14, Callable 12/30/10 @ 100 (c)	779,259
2,000,000	4.00%, 4/22/19	2,045,246
925,000	5.50%, 6/25/24, Callable 5/10/10 @ 100	925,858
180,000	5.50%, 5/10/27, Callable 5/10/17 @ 100	193,198

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies, continued

		17,967,303

Small Business Administration Corp. (0.1%)
150,183	6.34%, 8/1/11	157,382

Tennessee Valley Authority (0.5%)
880,000	5.50%, 7/18/17	994,376

U.S. Department of Housing & Urban Development (0.4%)
770,000	3.44%, 8/1/11	796,313

Total U.S. Government Agencies (Cost $28,274,895)		28,570,898

U.S. Treasury Obligations (19.6%)
U.S. Treasury Bonds (6.0%)
2,850,000	7.88%, 2/15/21	3,882,680
8,125,000	4.50%, 2/15/36	8,169,436

		12,052,116

U.S. Treasury Notes (13.6%)
4,200,000	4.75%, 3/31/11	4,365,211
4,162,000	1.13%, 6/30/11	4,192,403
1,000,000	1.50%, 7/15/12	1,010,391
2,516,000	4.63%, 7/31/12	2,716,888
7,675,000	4.25%, 8/15/15	8,347,161
3,000,000	4.63%, 11/15/16	3,303,282
1,500,000	3.13%, 5/15/19	1,449,492
2,095,000	3.63%, 2/15/20	2,089,109

		27,473,937

Total U.S. Treasury Obligations (Cost $40,697,132)		39,526,053

Investment Companies (0.3%)
558,256	Victory Federal Money Market Fund, Investor Shares, 0.01% (d)	558,256

Total Investment Companies (Cost $558,256)		558,256

Total Investments (Cost $193,932,662) —99.1%		200,161,537
Other assets in excess of liabilities — 0.9%		1,867,036

Net Assets — 100.0%		$202,028,573

(a)	Security issued under terms of the Temporary Liquidity Guarantee Program and is guaranteed by the Federal Deposit Insurance Corporation.
(b)	Rate periodically changes. Rate disclosed is the rate in effect on April 30, 2010.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at April 30, 2010.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2010.
GO	General Obligation
LLC	Limited Liability Co.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (98.7%)
Arizona (3.3%)
7,255,000	Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, 0.00%, 7/1/31, 5.50% effective 7/1/13, NATL-RE, FGIC	6,592,981
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,698,812

		8,291,793

California (0.7%)
5,000,000	Norwalk-La Mirada California Unified School District GO, CAB, Series B, 5.21%, 8/1/27, AGM-CR, FGIC (a)	1,829,450

Florida (2.6%)
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,037,700
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, ETM	4,449,587

		6,487,287

Georgia (3.9%)
1,865,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	1,934,434
390,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, ETM, NATL-RE, IBC	496,092
6,370,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Unrefunded Portion, NATL-RE, IBC, LOC BNYM	7,424,681

		9,855,207

Hawaii (67.0%)
3,000,000	Hawaii Airport System Revenue, AMT, 5.63%, 7/1/18, Callable 7/1/11 @ 100, NATL-RE, FGIC	3,062,190
9,735,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, NATL-RE, IBC	10,337,110
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, NATL-RE, FGIC	674,974
1,655,000	Hawaii County GO, Series A, 5.25%, 7/15/17	1,893,138
595,000	Hawaii County GO, Series A, 5.25%, 7/15/23, Callable 7/15/14 @ 100, NATL-RE	636,942
1,655,000	Hawaii County GO, Series A, 6.00%, 7/15/26, Callable 7/15/18 @100	1,919,320
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,018,390
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, AMT, 4.95%, 4/1/12, NATL-RE	3,147,330

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/10 @ 100, AMBAC	2,026,080
5,200,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, NATL-RE	5,228,444
1,000,000	Hawaii State Airports System Revenue, Series A, 5.00%, 7/1/22, Callable 7/1/20 @ 100	1,071,520
500,000	Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 4/1/13	524,690
500,000	Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 4/1/16	521,505
775,000	Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 4/1/18	798,428
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC, TCRS	2,240,140
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, NATL-RE, IBC	1,428,138
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, NATL-RE, IBC	1,490,154
5,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, NATL-RE, FGIC	5,873,950
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, AGM	585,835
505,000	Hawaii State GO, Series DB, 5.00%, 9/1/12, ETM, NATL-RE	554,313
1,495,000	Hawaii State GO, Series DB, 5.00%, 9/1/12, Unrefunded Portion, NATL-RE	1,634,812
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, NATL-RE	1,087,610
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, NATL-RE	3,053,029
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, NATL-RE	1,683,786
4,000,000	Hawaii State GO, Series DK, 5.00%, 5/1/17	4,601,600
3,000,000	Hawaii State GO, Series DQ, 5.00%, 6/1/23, Callable 6/1/19 @ 100	3,332,340
1,500,000	Hawaii State GO, Series DT, 5.00%, 11/1/15	1,727,760
1,750,000	Hawaii State GO, Series DT, 5.00%, 11/1/16	2,019,623
3,000,000	Hawaii State GO, Series DT, 5.00%, 11/1/19	3,462,810
1,105,000	Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 7/1/16, AGM	1,197,190

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,500,000	Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,552,845
2,530,000	Hawaii State Highway Revenue, 5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, AGM	2,550,139
1,700,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purchase Revenue, Series A, AMT, 5.40%, 7/1/29, Callable 7/1/10 @ 100, FNMA	1,701,122
2,970,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/18, Callable 7/1/14 @ 100, NATL-RE, FGIC	3,129,935
2,315,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/31, Callable 7/1/16 @ 100, NATL-RE	2,373,222
1,300,000	Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, 5.25%, 7/1/17, Callable 7/1/16 @ 100, NATL-RE	1,409,213
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, ETM, FGIC, TCRS	2,515,344
3,000,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, ETM, FGIC	3,110,280
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, ETM, FGIC	5,053,722
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC, TCRS	2,034,006
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, ETM, FGIC, TCRS	964,019
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC, TCRS	3,776,237
3,500,000	Honolulu City & County GO, Series A, 5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, AGM	3,723,125
6,250,000	Honolulu City & County GO, Series A, 5.00%, 7/1/19, Callable 7/1/15 @ 100, NATL-RE	6,946,812
1,275,000	Honolulu City & County GO, Series A, 5.00%, 7/1/28, Callable 7/1/15 @ 100, NATL-RE	1,344,743
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC, TCRS	703,840
5,000,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, NATL-RE	5,527,000
1,000,000	Honolulu City & County Wastewater System Revenue, Series A, 5.00%, 7/1/21, Callable 7/1/19 @ 100	1,120,750
1,000,000	Honolulu City & County Wastewater System Revenue, Series A, 5.00%, 7/1/24, Callable 7/1/19 @ 100	1,099,320
5,015,000	Honolulu City & County Wastewater System Revenue, Series B-1, 5.00%, 7/1/32, Callable 7/1/16 @ 100, NATL-RE	5,115,801

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 4/1/18	5,771,300
6,680,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/21, Callable 7/1/17 @ 100, AGM	7,393,758
2,245,000	Honolulu Hawaii City & County GO, Series A, 5.25%, 9/1/22, Prerefunded 9/1/11 @ 100, AGM	2,384,415
1,110,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 4/1/24, Callable 4/1/19 @ 100	1,236,418
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/26, Callable 7/1/15 @ 100, NATL-RE	5,328,900
3,150,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/27, Callable 7/1/15 @ 100, NATL-RE	3,338,937
2,315,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/29, Callable 7/1/17 @ 100, AGM	2,437,093
2,800,000	Honolulu Hawaii City & County GO, Series D, 5.25%, 9/1/24, Callable 9/1/19 @ 100	3,191,524
2,745,000	Honolulu Hawaii City & County GO, Series D, 5.25%, 9/1/29, Callable 9/1/19 @ 100	3,025,374
4,115,000	Honolulu Hawaii City & County GO, Series F, 5.00%, 7/1/22, Callable 7/1/15 @ 100, NATL-RE, FGIC	4,462,265
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,103,180
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Prerefunded 7/15/12 @ 100, FGIC	1,329,332
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Prerefunded 7/15/12 @ 100, FGIC	1,103,180
750,000	University of Hawaii System Revenue, Series A, 5.13%, 7/15/32, Prerefunded 7/15/12 @ 100, FGIC	821,273

		169,511,575

Illinois (4.1%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, NATL-RE	2,207,420
4,665,000	Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 2/1/21, NATL-RE, FGIC	5,105,703

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Illinois, continued
5,505,000	Kane & De Kalb Counties Illinois Community Unit School District GO, 4.89% (a), 2/1/23, NATL-RE, FGIC	3,068,927

		10,382,050

Indiana (0.4%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, Prerefunded 7/15/13 @ 100, AGM/State Aid Withholding	1,122,410

Kentucky (0.5%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, Second Series, AMT, 5.50%, 11/1/16, Callable 11/1/12 @ 100, AGM	1,367,200

Massachusetts (1.1%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,021,650
1,500,000	Massachusetts State Water Resources Authority Revenue, Series B, 5.00%, 8/1/21, Callable 8/1/19 @ 100, GO of Authority	1,697,745

		2,719,395

Michigan (2.2%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,092,490
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, NATL-RE, FGIC	2,358,732

		5,451,222

North Carolina (0.3%)
750,000	Mecklenburg County North Carolina GO, Series A, 5.00%, 8/1/19	881,468

Ohio (2.1%)
795,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Prerefunded 12/1/10 @ 100, AMBAC	817,244
205,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	208,050
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, AGM	1,052,830
1,900,000	Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 9/1/20, Callable 3/1/15 @ 100	2,070,240

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Ohio, continued
1,000,000	The Ohio State University GO, Series A, 5.00%, 8/1/21	1,144,340

		5,292,704

South Carolina (0.4%)
1,000,000	Richland County South Carolina School District No.2 GO, Series B, 5.00%, 2/1/18, Callable 2/1/12 @ 100, NATL-RE, FGIC, SCSDE	1,050,990

Texas (5.3%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,551,681
1,000,000	Bexar County Texas GO, Series A, 5.00%, 6/15/23, Callable 6/15/19 @ 100	1,100,550
2,630,000	Galveston County GO, CAB, Series RD, 5.96% (a), 2/1/24, NATL-RE, FGIC	1,438,557
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, NATL-RE	2,473,061
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,130,840
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,496,927
2,000,000	San Antonio Texas Electric & Gas Revenue, Series A, 5.00%, 2/1/18	2,295,160

		13,486,776

Washington (4.8%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC/School Bond Guarantee	3,644,684
3,000,000	King County Washington School District No. 403 Renton GO, 5.00%, 12/1/24, Callable 12/1/16 @ 100, NATL-RE, FGIC, School Bond Guarantee	3,267,600
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,071,420
325,000	Snohomish County Washington GO, 5.25%, 12/1/12, Prerefunded 12/1/11 @ 100, NATL-RE	348,559
2,555,000	Snohomish County Washington GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, NATL-RE	2,731,014

		12,063,277

Total Investments (Cost $237,658,996) —98.7%		249,792,804
Other assets in excess of liabilities — 1.3%		3,204,801

Net Assets — 100.0%		$252,997,605

(a)	Rate disclosed represents the effective yield at purchase.
AGM	Insured by Assured Guaranty Municipal Corp.
AGM-CR	Insured by Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	Insured by American Municipal Bond Assurance Corp.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

AMT	Subject to alternative minimum tax
BNYM	Insured by Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FNMA	Insured by Federal National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
LOC	Letter of Credit
NATL-RE	Insured by National Reinsurance Corp.
PSF-GTD	Insured by Public School Funding Guarantee
SCSDE	Insured by South Carolina School Discount Enhancement
TCRS	Transferable Custodial Receipts
XLCA	Insured by XL Capital Assurance

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (20.8%)
Consumer Discretionary (3.7%)
125,000	Avon Products, Inc., 5.63%, 3/1/14	138,229
250,000	Comcast Corp., 5.45%, 11/15/10	255,690
1,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	1,038,032
71,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	71,004
150,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	160,596
300,000	Walgreen Co., 4.88%, 8/1/13	328,222
82,000	Yale University, Series B, 2.90%, 10/15/14, MTN	83,801

		2,075,574

Consumer Staples (2.9%)
100,000	Coca-Cola Co. (The), 3.63%, 3/15/14	105,193
100,000	Coca-Cola Enterprises, Inc., 3.75%, 3/1/12	104,822
45,000	Diageo Capital PLC, 5.20%, 1/30/13	48,948
150,000	General Mills, Inc., 5.25%, 8/15/13	164,968
175,000	Kellogg Co., 4.25%, 3/6/13	186,223
150,000	Kraft Foods, Inc., 2.63%, 5/8/13	153,478
225,000	Kroger Co., 5.50%, 2/1/13	244,492
165,000	Kroger Co., 5.00%, 4/15/13	176,682
250,000	PepsiCo, Inc., 5.15%, 5/15/12	269,547
160,000	Sysco Corp., 4.20%, 2/12/13	170,726

		1,625,079

Energy (0.5%)
150,000	Chevron Corp., 3.95%, 3/3/14	159,815
100,000	ConocoPhillips, 4.75%, 2/1/14	109,036

		268,851

Financials (8.5%)
325,000	American General Finance, Series J, 5.63%, 8/17/11, MTN	313,232
100,000	Bank of America Corp., Series L, 7.38%, 5/15/14	112,733
50,000	Bank of New York Mellon, 4.30%, 5/15/14	53,313
414,000	Berkshire Hathaway, Inc., 0.68%, 2/11/13 (a)	415,582
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	104,342
300,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13, MTN	318,089
500,000	Citigroup, Inc., 5.50%, 4/11/13	528,367
300,000	Citigroup, Inc., 6.50%, 8/19/13	324,771
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	1,004,755
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 7/22/10 @ 100, MTN	529,756
90,000	General Electric Capital Corp., Series A, 5.25%, 10/19/12, MTN	97,028
45,000	Goldman Sachs Group, Inc., 5.45%, 11/1/12	47,655
50,000	John Deere Capital Corp., 5.25%, 10/1/12, MTN	54,467
100,000	JPMorgan Chase & Co., 4.65%, 6/1/14	106,572
500,000	Morgan Stanley, 5.63%, 1/9/12	527,495
100,000	Morgan Stanley, 6.00%, 5/13/14	107,668

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Financials, continued
45,000	Prudential Financial, Inc., Series D, 3.88%, 1/14/15, MTN	45,708
100,000	U.S. Bancorp, 4.20%, 5/15/14	105,590

		4,797,123

Health Care (0.8%)
200,000	Johnson & Johnson, 5.15%, 8/15/12	218,602
150,000	Medtronic, Inc., 3.00%, 3/15/15	151,726
75,000	Novartis Capital Corp., 2.90%, 4/24/15	75,533

		445,861

Industrials (1.3%)
75,000	Boeing Co. (The), 5.00%, 3/15/14	81,934
180,000	Boeing Co. (The), 3.50%, 2/15/15	185,878
160,000	Dominion Resources, Inc., 4.75%, 12/15/10	163,912
100,000	Honeywell International, Inc., 3.88%, 2/15/14	105,704
95,000	Paccar, Inc., 6.38%, 2/15/12	103,041
100,000	Snap-on, Inc., 5.85%, 3/1/14	107,808

		748,277

Information Technology (0.9%)
55,000	Dell, Inc., 5.63%, 4/15/14	61,178
325,000	Hewlett-Packard Co., 4.50%, 3/1/13	350,275
100,000	Oracle Corp., 3.75%, 7/8/14	105,066

		516,519

Pharmaceuticals (0.6%)
100,000	Eli Lilly & Co., 3.55%, 3/6/12	104,432
200,000	Pfizer, Inc., 4.45%, 3/15/12	211,886

		316,318

Telecommunications (0.8%)
200,000	AT&T, Inc., 4.85%, 2/15/14	217,091
215,000	Verizon Communications, Inc., 4.35%, 2/15/13	228,797

		445,888

Transportation (0.8%)
325,000	United Parcel Service, Inc., 4.50%, 1/15/13	348,289
75,000	United Parcel Service, Inc., 3.88%, 4/1/14	79,338

		427,627

Total Corporate Bonds (Cost $11,109,166)		11,667,117

Yankee Dollars (0.2%)
Industrials (0.2%)
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	134,282

Total Yankee Dollars (Cost $124,892)		134,282

U.S. Government Agency Mortgage-Backed Obligations (38.0%)
Federal Home Loan Mortgage Corp. (22.3%)
328,830	5.00%, 1/1/19	351,526

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agency Mortgage-Backed Obligations, continued
Federal Home Loan Mortgage Corp., continued
670,093	4.50%, 4/1/19	707,360
626,208	4.50%, 12/1/19	660,251
524,229	6.00%, 6/1/21	565,890
773,552	5.14% (a), 11/1/35	816,986
946,693	6.50%, 9/1/36	1,029,430
5,175,058	5.00%, 12/1/36	5,379,473
1,567,141	6.50%, 8/1/38	1,701,321
1,211,754	6.00%, 9/1/38	1,298,654

		12,510,891

Federal National Mortgage Assoc. (15.7%)
376,167	5.00%, 5/1/19	401,072
4,559,795	5.50%, 2/1/36	4,813,481
818,745	6.50%, 6/1/36	887,366
2,536,805	5.47% (a), 4/1/37	2,681,852

		8,783,771

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $20,268,635)		21,294,662

U.S. Government Agencies (18.3%)
Federal Home Loan Bank (1.0%)
550,000	4.75%, 3/5/12	586,774

Federal Home Loan Mortgage Corp. (10.1%)
1,600,000	2.00%, 3/28/13, Callable 6/28/10 @ 100	1,602,389
300,000	3.50%, 5/29/13	316,081
1,000,000	3.75%, 6/28/13	1,063,001
1,000,000	4.88%, 11/15/13	1,100,032
1,500,000	2.50%, 4/23/14	1,517,964

		5,599,467

Federal National Mortgage Assoc. (7.2%)
1,000,000	2.00%, 1/9/12	1,017,017
2,250,000	1.00%, 4/4/12	2,247,246
750,000	4.38%, 9/15/12	802,564

		4,066,827

Total U.S. Government Agencies (Cost $10,102,334)		10,253,068

U.S. Treasury Obligations (15.9%)
U.S. Treasury Notes (15.9%)
45,000	3.88%, 5/15/10	45,071
50,000	3.63%, 6/15/10	50,218
1,040,000	1.13%, 12/15/11	1,046,257
1,475,000	4.63%, 2/29/12	1,576,349
1,500,000	1.50%, 7/15/12	1,515,587
400,000	2.50%, 3/31/13	412,312
1,000,000	3.38%, 6/30/13	1,055,860
800,000	4.25%, 8/15/13	868,062
1,000,000	2.25%, 5/31/14	1,008,281
800,000	2.38%, 9/30/14	805,875
465,000	4.13%, 5/15/15	503,254

Shares		Security Description	Value ($)
U.S. Treasury Obligations, continued
Total U.S. Treasury Obligations (Cost $8,694,196)			8,887,126

Investment Companies (6.3%)
—	(b)	Dreyfus Cash Management, Institutional Shares, 0.10% (c)	—	(b)
2,803,133		Victory Federal Money Market Fund, Investor Shares, 0.01% (c)	2,803,133
723,016		Victory Institutional Money Market Fund, Investor Shares, 0.01% (c)	723,016

Total Investment Companies (Cost $3,526,149)			3,526,149

Total Investments (Cost $53,825,372) —99.5%			55,762,404
Other assets in excess of liabilities — 0.5%			260,813

Net Assets — 100.0%			$56,023,217

(a)	Rate periodically changes. Rate disclosed is the rate in effect on April 30, 2010.
(b)	Amount is less than 1 or $1.
(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2010.
MTN	Medium Term Note
PLC	Public Liability Co.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (100.9%)
Arizona (0.7%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	492,610

Colorado (4.0%)
1,000,000	Pueblo West Metropolitan District Water & Waste Water Revenue, 5.25%, 12/15/25, Prerefunded 12/15/10 @ 100, NATL-RE	1,029,880
1,675,000	Regional Transportation District Sales Tax Revenue, Series B, 5.50%, 11/1/16, Prerefunded 11/1/12 @ 100, AMBAC	1,865,096

		2,894,976

Florida (1.1%)
755,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, Unrefunded Portion	798,541
25,000	Highlands County Florida Health Facilities Authority Revenue, Series G, 5.00%, 11/15/11, ETM	26,567

		825,108

Georgia (2.3%)
500,000	Georgia State GO, Series C, 5.50%, 7/1/12	551,025
1,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series A, 5.00%, 7/1/12, AMBAC	1,080,830

		1,631,855

Guam (2.2%)
1,350,000	Guam Economic Development Authority, Capital Appreciation, CAB, Series B, 5.40%, 5/15/15	1,572,021

Hawaii (62.7%)
450,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, NATL-RE, IBC	477,833
1,000,000	Hawaii County GO, Series A, 4.00%, 7/15/10	1,006,830
1,580,000	Hawaii County GO, Series A, 5.00%, 7/15/10, AMBAC	1,593,857
660,000	Hawaii State Airports System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM	700,821
1,000,000	Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 7/1/15	1,028,120
1,500,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue, Series B, 0.31% (a), 7/1/29, Bank of America N.A.	1,500,000
1,000,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, NATL-RE, IBC	1,116,220
1,630,000	Hawaii State GO, Series CM, 6.00%, 12/1/11, NATL-RE, FGIC	1,767,246
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, NATL-RE	1,021,860

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,550,000	Hawaii State GO, Series CV, 5.50%, 8/1/10, NATL-RE, FGIC	1,569,220
1,500,000	Hawaii State GO, Series CX, 5.50%, 2/1/15, Prerefunded 2/1/12 @ 100, AGM	1,624,200
1,685,000	Hawaii State GO, Series CX, 5.50%, 2/1/21, Prerefunded 2/1/12 @100, AGM	1,824,518
725,000	Hawaii State GO, Series CY, 5.50%, 2/1/12, AGM	784,508
1,500,000	Hawaii State GO, Series CY, 5.75%, 2/1/13, AGM	1,682,880
705,000	Hawaii State GO, Series CZ, 5.25%, 7/1/11, ETM, AGM	744,120
2,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, AGM	2,188,900
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/15, Prerefunded 7/1/12 @ 100, AGM	1,096,030
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/20, Prerefunded 7/1/12 @ 100, AGM	1,094,900
1,010,000	Hawaii State GO, Series DA, 5.25%, 9/1/17, Prerefunded 9/1/13 @ 100, NATL-RE	1,146,703
1,000,000	Hawaii State GO, Series DE, 5.00%, 10/1/12, NATL-RE	1,096,340
675,000	Hawaii State GO, Series DF, 5.00%, 7/1/12, AMBAC	734,393
1,000,000	Hawaii State GO, Series DG, 5.00%, 7/1/13, AMBAC	1,116,320
1,100,000	Hawaii State GO, Series DO, 3.00%, 8/1/12	1,151,326
1,000,000	Hawaii State GO, Series DQ, 4.00%, 6/1/13	1,083,890
1,000,000	Hawaii State GO, Series DR, 4.00%, 6/1/14	1,094,660
830,000	Hawaii State Harbor System Revenue, Series A, AMT, 4.50%, 7/1/10, AGM	834,756
400,000	Hawaii State Highway Revenue, 5.25%, 7/1/12, Prerefunded 7/1/11 @100, AGM	422,436
1,000,000	Hawaii State Highway Revenue, 5.38%, 7/1/17, Prerefunded 7/1/11 @ 100, AGM	1,057,530
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, AGM	1,070,203
800,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, ETM	885,656
1,000,000	Honolulu City & County GO, Series B, 5.50%, 7/1/13, AGM	1,131,080
780,000	Honolulu City & County GO, Series D, 2.25%, 9/1/14	797,472
1,140,000	Honolulu City & County GO, Series D, 5.00%, 9/1/14	1,295,599
500,000	Honolulu City & County Wastewater System Revenue, Series A, 2.00%, 7/1/10	500,840

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, continued

April 30, 2010

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,000,000	Honolulu City & County Wastewater System Revenue, Series A, 2.25%, 7/1/11	1,013,510
500,000	Honolulu City & County Wastewater System Revenue, Series A, 4.00%, 7/1/13	533,270
2,000,000	Honolulu Hawaii City & County GO, Series A, 5.25%, 9/1/22, Prerefunded 9/1/11 @ 100, AGM	2,124,200
2,000,000	State of Hawaii GO, Series DG, 5.00%, 7/1/12, AMBAC	2,175,980
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,202,466

		45,290,693

Illinois (2.1%)
500,000	Chicago Illinois Midway Airport Revenue, Series B, 5.00%, 1/1/12, AMBAC	524,965
1,000,000	Illinois State GO, 5.25%, 8/1/10, NATL-RE	1,010,630

		1,535,595

Michigan (1.1%)
750,000	Michigan State Hospital Finance Authority Revenue, 5.50%, 11/1/12	794,640

Minnesota (2.2%)
1,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	1,620,660

Missouri (1.3%)
825,000	Cape Girardeau County Industrial Development Authority Revenue, Health Care Facilities, 5.75%, 6/1/32, Prerefunded 6/1/12 @ 100	905,165

New York (3.0%)
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,081,200
1,000,000	New York, New York GO, Series C, 4.25%, 1/1/12	1,055,430

		2,136,630

Ohio (1.5%)
1,000,000	Ohio State GO, 5.00%, 6/15/16, Callable 6/15/13 @ 100	1,119,270

Pennsylvania (4.5%)
1,000,000	Adams County GO, 5.50%, 11/15/26, Prerefunded 5/15/11 @ 100, FGIC	1,051,940
1,000,000	Pennsylvania State Higher Educational Facilities Authority Revenue, 5.00%, 4/1/12, NATL-RE	1,069,800

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Pennsylvania, continued
1,030,000	Philadelphia Water & Waste Water Revenue, Series B, 5.50%, 11/1/11, NATL-RE, FGIC	1,099,278

		3,221,018

Puerto Rico (4.2%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, NATL-RE, IBC, Commonwealth GTD	1,391,532
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	551,080
1,000,000	Puerto Rico Public Finance Corp. Revenue, Series E, 5.50%, 8/1/29, Prerefunded 2/1/12 @ 100	1,079,170

		3,021,782

Tennessee (2.4%)
480,000	Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 9/1/32, Prerefunded 9/1/12 @ 101	540,010
1,135,000	Wilson County Tennessee GO, 5.00%, 4/1/12, NATL-RE	1,223,836

		1,763,846

Texas (4.2%)
425,000	North Harris Montgomery Community College District GO, Series A, 4.50%, 2/15/14, NATL-RE	467,534
1,350,000	San Antonio Texas Electric & Gas Revenue, 5.38%, 2/1/16, Callable 2/1/12 @ 100	1,452,033
1,000,000	Tarrant Regional Water District Texas Water Revenue, 5.38%, 3/1/16, Callable 3/1/13 @ 100, AGM	1,109,010

		3,028,577

Washington (1.4%)
1,000,000	Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/1/14, Callable 10/1/11 @ 100, NATL-RE	1,047,550

Total Investments (Cost $71,527,260)—100.9%		72,901,996
Liabilities in excess of other assets—(0.9)%		(646,982)

Net Assets—100.0%		$72,255,014

(a)	Rate periodically changes. Rate disclosed is the rate in effect on April 30, 2010.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments,

April 30, 2010

(Unaudited)

FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
GTD	Guaranteed
IBC	Insurance Bond Certificate
NATL-RE	Insured by National Reinsurance Corp.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2010

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies (55.0%)
Federal Home Loan Mortgage Corp. (17.6%)
4,400,000	5.13%, 4/18/11	4,591,915
7,000,000	5.13%, 7/15/12	7,598,409

		12,190,324

Federal National Mortgage Assoc. (37.4%)
1,015,000	0.14% (a), 5/3/10	1,014,988
8,000,000	4.13%, 5/15/10	8,012,559
2,267,000	0.17% (a), 7/7/10	2,266,272
1,639,000	0.22% (a), 8/25/10	1,638,013
3,434,000	0.23% (a), 9/1/10	3,431,575
2,800,000	5.00%, 10/15/11	2,969,445
50,000	2.00%, 1/27/12, Callable 7/27/10 @ 100	50,173
6,000,000	4.75%, 11/19/12	6,490,878

		25,873,903

Total U.S. Government Agencies (Cost $37,777,008)		38,064,227

U.S. Treasury Obligations (39.3%)
U.S. Treasury Bills (1.0%)
700,000	0.41% (a), 11/18/10	699,103

U.S. Treasury Notes (38.3%)
1,500,000	2.63%, 5/31/10	1,503,305
200,000	4.13%, 8/15/10	202,273
4,865,000	2.38%, 8/31/10	4,899,780
2,850,000	2.00%, 9/30/10	2,870,819
2,800,000	4.88%, 7/31/11	2,951,158
2,675,000	4.63%, 8/31/11	2,818,260
1,500,000	1.75%, 11/15/11	1,523,965
345,000	1.13%, 12/15/11	347,075
2,910,000	1.13%, 1/15/12	2,925,688
2,400,000	1.38%, 10/15/12	2,410,126
750,000	1.38%, 11/15/12	752,461
3,290,000	1.38%, 2/15/13	3,287,944

		26,492,854

Total U.S. Treasury Obligations (Cost $26,962,341)		27,191,957

Investment Companies (5.0%)
3,460,994	Cavanal Hill U.S. Treasury Fund, Administrative Class, 0.01% (b)	3,460,994

Total Investment Companies (Cost $3,460,994)		3,460,994

Total Investments (Cost $68,200,343) —99.3%		68,717,178
Other assets in excess of liabilities —0.7%		472,171

Net Assets —100.0%		$69,189,349

(a)	Rate disclosed represents the effective yield at purchase.
(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2010.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

April 30, 2010

(Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Pacific Capital Funds (the "Trust") in the preparation of its schedules of portfolio investments. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Trust presently offers shares of 12 funds (each a “Fund” and collectively, the “Funds”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or, in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities for which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees (the “Board”). Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board determines in good faith, subject to the Trust’s procedures, the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2010, while the breakdown, by category, of common stocks is disclosed in the Schedule of Portfolio of Investments for each Fund:

	Level 1 - Quoted Prices				Level 2 - Other Significant Observable Inputs		Total
Fund Name	Investments in Securities			Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
New Asia Growth Fund
Common Stocks	$5,922,553	(a	)	$—	$91,217,553	$—	$97,140,106	$—
Rights	—			—	—	—	—	—
Investment Companies	1,490,031			—	—	—	1,490,031	—
Forward Foreign Exchange Contracts	—			(2,381)	—	—	—	(2,381)

Total	7,412,584			(2,381)	91,217,553	—	98,630,137	(2,381)

International Stock Fund
Common Stocks	23,133,933	(b	)	—	78,984,737	—	102,118,670	—
Exchange Traded Funds	658,649			—	—	—	658,649	—
Investment Companies	950,215			—	—	—	950,215	—
Forward Foreign Exchange Contracts	—			(343)	—	—	—	(343)

Total	24,742,797			(343)	78,984,737	—	103,727,534	(343)

Small Cap Fund
Common Stocks	119,401,351			—	—	—	119,401,351	—
Cash Equivalents	—			—	997,981	—	997,981	—
Exchange Traded Funds	2,321,408			—	—	—	2,321,408	—

Total	121,722,759			—	997,981	—	122,720,740	—

Mid-Cap Fund
Common Stocks	37,879,768			—	—	—	37,879,768	—
Investment Companies	943,431			—	—	—	943,431	—

Total	38,823,199			—	—	—	38,823,199	—

Growth Stock Fund
Common Stocks	62,248,944			—	—	—	62,248,944	—
Investment Companies	724,837			—	—	—	724,837	—

Total	62,973,781			—	—	—	62,973,781	—

Growth and Income Fund
Common Stocks	55,483,671			—	—	—	55,483,671	—
Investment Companies	584,246			—	—	—	584,246	—

Total	56,067,917			—	—	—	56,067,917	—

Value Fund
Common Stocks	49,496,063			—	—	—	49,496,063	—
Investment Companies	563,634			—	—	—	563,634	—

Total	50,059,697			—	—	—	50,059,697	—

High Grade Core Fixed Income Fund
Corporate Bonds	—			—	68,795,384	—	68,795,384	—
Municipal Bonds	—			—	1,410,118	—	1,410,118	—
U.S. Government Agency Mortgage-Backed Obligations	—			—	61,300,828	—	61,300,828	—
U.S. Government Agencies	—			—	28,570,898	—	28,570,898	—
U.S. Treasury Obligations	—			—	39,526,053	—	39,526,053	—
Investment Companies	558,256			—	—	—	558,256	—

Total	558,256			—	199,603,281	—	200,161,537	—

Tax-Free Securities Fund
Municipal Bonds	—			—	249,792,804	—	249,792,804	—

Total	—			—	249,792,804	—	249,792,804	—

High Grade Short Intermediate Fixed Income Fund
Corporate Bonds	—			—	11,667,117	—	11,667,117	—
Yankee Dollars	—			—	134,282	—	134,282	—
U.S. Government Agency Mortgage-Backed Obligations	—			—	21,294,662	—	21,294,662	—
U.S. Government Agencies	—			—	10,253,068	—	10,253,068	—
U.S. Treasury Obligations	—			—	8,887,126	—	8,887,126	—
Investment Companies	3,526,149			—	—	—	3,526,149	—

Total	3,526,149			—	52,236,255	—	55,762,404	—

Tax-Free Short Intermediate Securities Fund
Municipal Bonds	—			—	72,901,996	—	72,901,996	—

Total	—			—	72,901,996	—	72,901,996	—

U.S. Government Short Fixed Income Fund
U.S. Government Agencies	—			—	38,064,227	—	38,064,227	—
U.S. Treasury Obligations	—			—	27,191,957	—	27,191,957	—
Investment Companies	3,460,994			—	—	—	3,460,994	—

Total	3,460,994			—	65,256,184	—	68,717,178	—

(a)	Consists of the holdings Infosys Technologies Ltd., ADR, listed under India and Philippine Long Distance Telephone Co., ADR, listed under Philippines.
(b)	Consists of the following holdings under the countries noted: Brazil: Petroleo Brasileiro SA, ADR, Petroleo Brasileiro SA, ADR, Preferred Shares, Itau Unibanco Banco Multiplo SA, ADR, Gafisa SA, ADR, Vale SA, ADR, Special Preferred, Vale SA, Special ADR and Comphania Energetica de Mina Gerais SA, ADR; Canada: Shoppers Drug Mart Corp., Cameco Corp., Suncor Energy, Inc., Bank of Nova Scotia, IGM Financial, Inc., Manulife Financial Corp. and Teck Resources Ltd., Class B; Chile: Sociedad Quimica y Minera de Chile SA, Sponsored ADR; China: New Oriental Education & Technology Group, Inc., Special ADR; France: Total SA, ADR and AXA, ADR; Germany: SAP AG, ADR; India: HDFC Bank Ltd., ADR; Israel: Teva Pharmaceutical Industries Ltd., ADR; Luxembourg: Millicom International Cellular SA; Mexico: Wal-Mart de Mexico SA de CV, ADR and America Movil SAB de CV, ADR, Series L; Russia: LUKOIL, ADR, OAO Gazprom, ADR and JSC MMC Norilsk Nickel, ADR; Switzerland: Logitech International SA, Registered Shares; and United Kingdom: Vodafone Group PLC, ADR.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures or forward foreign currency contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Payments for purchases of securities, receipts from sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and forward foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments, including futures and forward currency contracts, to gain exposure to or hedge against changes in the value of equities or foreign currencies.

The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts:

The New Asia Growth Fund, International Stock Fund and Small Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The New Asia Growth Fund, International Stock Fund and Small Cap Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., those Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At April 30, 2010, the following Fund held liquid restricted securities as detailed below:

Issue Description	Acquisition Date	Shares	Cost ($)	Value ($)
International Stock Fund
Groupe DANONE	6/15/09	2,804	95,652	165,193
Nomura Holdings, Inc.	10/6/09	3,600	23,032	24,888
BNP Paribas SA	10/14/09	1,942	115,863	133,373

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date if the trade was on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

2. Risks

The New Asia Growth Fund and International Stock Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, and/or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities Fund’s and Tax-Free Short Intermediate Securities Fund’s concentration of investments in securities of issuers located in Hawaii may subject each of these Funds to the effects of economic developments and government policies within Hawaii.

Each Fund may be subject to the risks described above and other risks. Additional information about the Funds, their investment strategies and related risks is available in the Trust’s Statement of Additional Information.

3. Federal Income Tax Information

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2010 are as follows:

Fund	Tax Cost of Securities ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
New Asia Growth Fund	83,060,756	17,446,238	(1,876,857)	15,569,381
International Stock Fund	104,197,447	11,814,891	(12,284,804)	(469,913)
Small Cap Fund	102,533,618	26,024,154	(5,837,032)	20,187,122
Mid-Cap Fund	32,488,821	7,114,658	(780,280)	6,334,378
Growth Stock Fund	53,976,826	10,302,313	(1,305,358)	8,996,955
Growth and Income Fund	50,400,790	7,967,818	(2,300,691)	5,667,127
Value Fund	46,204,176	7,552,467	(3,696,946)	3,855,521
High Grade Core Fixed Income Fund	193,932,662	9,187,640	(2,958,765)	6,228,875
Tax-Free Securities Fund	237,658,996	12,445,688	(311,880)	12,133,808
High Grade Short Intermediate Fixed Income Fund	53,825,372	1,947,739	(10,707)	1,937,032
Tax-Free Short Intermediate Securities Fund	71,527,260	1,424,376	(49,640)	1,374,736
U.S. Government Short Fixed Income Fund	68,206,688	516,850	(6,360)	510,490

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/S/ CHRISTOPHER E. SABATO
Christopher E. Sabato, Treasurer

Date June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ ROBERT I. CROWELL
Robert I. Crowell, President

Date June 23, 2010

By (Signature and Title)*	/S/ CHRISTOPHER E. SABATO
Christopher E. Sabato, Treasurer

Date June 23, 2010